UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805738.108

ADGF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.5%
Delphi Automotive PLC	30,700	$ 930
Gentex Corp.	32,772	574
Tenneco, Inc. (a)	52,138	1,583
TRW Automotive Holdings Corp. (a)	23,555	1,030
		4,117
Automobiles - 0.1%
Harley-Davidson, Inc.	21,601	906
Winnebago Industries, Inc. (a)	22,453	258
		1,164
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	15,300	516
Anhanguera Educacional Participacoes SA	103,000	1,533
DeVry, Inc.	44,934	868
		2,917
Hotels, Restaurants & Leisure - 2.2%
Bloomin' Brands, Inc.	57,500	746
Bravo Brio Restaurant Group, Inc. (a)	50,492	816
Brinker International, Inc.	99,917	3,443
Club Mediterranee SA (a)	61,117	1,081
Denny's Corp. (a)	486,904	2,381
Dunkin' Brands Group, Inc.	17,818	519
Icahn Enterprises LP rights (a)	115,176	0
Ignite Restaurant Group, Inc. (a)	6,000	90
Jubilant Foodworks Ltd. (a)	1,230	26
Las Vegas Sands Corp.	71,000	3,010
Ruth's Hospitality Group, Inc. (a)	111,300	681
Sands China Ltd.	12,800	45
Spur Corp. Ltd.	213,023	482
Starbucks Corp.	28,437	1,411
Texas Roadhouse, Inc. Class A	76,252	1,309
Yum! Brands, Inc.	37,201	2,370
		18,410
Household Durables - 0.2%
iRobot Corp. (a)	6,432	162
PulteGroup, Inc. (a)	76,897	1,052
Woongjin Coway Co. Ltd.	14,330	496
		1,710
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	20,255	5,028
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	10,290	$ 528
Liberty Media Corp. Interactive Series A (a)	78,323	1,429
		6,985
Leisure Equipment & Products - 0.3%
Brunswick Corp.	20,300	481
Hasbro, Inc.	48,921	1,835
Summer Infant, Inc. (a)	50,151	133
		2,449
Media - 2.4%
Antena 3 de Television SA (d)	138,000	594
Comcast Corp. Class A	192,808	6,465
DISH Network Corp. Class A	42,531	1,361
Liberty Media Corp.:
rights (a)	1,167	0
Series A (a)	3,501	161
McGraw-Hill Companies, Inc.	27,300	1,398
MDC Partners, Inc. Class A (sub. vtg.)	93,834	949
Mood Media Corp. (a)	49,800	125
Mood Media Corp. (a)(h)	192,900	483
The Walt Disney Co.	71,637	3,544
Time Warner Cable, Inc.	1,200	107
Time Warner, Inc.	119,310	4,957
Valassis Communications, Inc. (a)	17,865	448
Virgin Media, Inc.	4,700	130
		20,722
Multiline Retail - 0.2%
PPR SA	7,000	1,094
Target Corp.	3,400	218
The Bon-Ton Stores, Inc.	21,100	221
		1,533
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	41,005	2,916
Ascena Retail Group, Inc. (a)	48,691	964
AutoZone, Inc. (a)	5,920	2,141
Bed Bath & Beyond, Inc. (a)	21,900	1,471
Best Buy Co., Inc.	60,321	1,070
Big 5 Sporting Goods Corp.	44,200	377
Body Central Corp. (a)	123,090	1,081
CarMax, Inc. (a)	23,392	716
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Express, Inc. (a)	134,172	$ 2,094
Fast Retailing Co. Ltd.	3,400	796
Foot Locker, Inc.	26,478	915
Foschini Ltd.	55,596	893
GameStop Corp. Class A	32,245	615
GNC Holdings, Inc.	25,600	995
Home Depot, Inc.	112,537	6,386
Inditex SA	807	90
Limited Brands, Inc.	45,076	2,191
Lowe's Companies, Inc.	137,114	3,905
MarineMax, Inc. (a)	29,207	211
Rent-A-Center, Inc.	2,550	90
SuperGroup PLC (a)(d)	171,462	1,307
TJX Companies, Inc.	49,601	2,271
		33,495
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	9,100	451
G-III Apparel Group Ltd. (a)	54,665	1,735
Iconix Brand Group, Inc. (a)	32,481	607
lululemon athletica, Inc. (a)	9,382	612
NIKE, Inc. Class B	24,798	2,414
PVH Corp.	27,761	2,607
Vera Bradley, Inc. (a)	42,488	902
VF Corp.	4,300	657
		9,985
TOTAL CONSUMER DISCRETIONARY		103,487
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	1,600	135
Britvic PLC	21,300	108
Cott Corp. (a)	140,000	1,156
Dr Pepper Snapple Group, Inc.	69,594	3,119
Grupo Modelo SAB de CV Series C	121,500	1,099
SABMiller PLC	22,300	984
The Coca-Cola Co.	331,124	12,384
		18,985
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	13,300	1,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	138,786	$ 6,322
Eurocash SA	75,342	909
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,695	133
Wal-Mart Stores, Inc.	107,456	7,801
		16,467
Food Products - 1.2%
Flowers Foods, Inc.	63,764	1,317
Green Mountain Coffee Roasters, Inc. (a)	39,900	970
Hilton Food Group PLC	23,800	117
Kraft Foods, Inc. Class A	159,030	6,605
Marine Harvest ASA (a)	682,073	528
The J.M. Smucker Co.	10,517	894
Tyson Foods, Inc. Class A	1,300	20
		10,451
Household Products - 1.6%
Colgate-Palmolive Co.	4,682	498
Procter & Gamble Co.	134,351	9,027
Reckitt Benckiser Group PLC	46,500	2,629
Unicharm Corp.	28,700	1,672
		13,826
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,024	721
Hengan International Group Co. Ltd.	83,500	840
		1,561
Tobacco - 2.3%
Altria Group, Inc.	89,821	3,050
British American Tobacco PLC (United Kingdom)	33,200	1,740
Imperial Tobacco Group PLC	36,193	1,411
Lorillard, Inc.	24,891	3,124
Philip Morris International, Inc.	109,247	9,756
		19,081
TOTAL CONSUMER STAPLES		80,371
ENERGY - 11.3%
Energy Equipment & Services - 4.1%
BW Offshore Ltd.	1,165,452	853
Cal Dive International, Inc. (a)	195,816	292
Cameron International Corp. (a)	74,062	4,052
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cathedral Energy Services Ltd.	135,000	$ 890
Essential Energy Services Ltd.	463,900	1,087
Forum Energy Technologies, Inc.	4,537	107
Fugro NV (Certificaten Van Aandelen) unit	6,700	408
Halliburton Co.	84,205	2,759
McDermott International, Inc. (a)	132,027	1,471
National Oilwell Varco, Inc.	114,788	9,045
Noble Corp.	81,479	3,108
SBM Offshore NV (a)	98,400	1,391
Schlumberger Ltd.	90,217	6,530
TETRA Technologies, Inc. (a)	67,336	432
Tuscany International Drilling, Inc. (a)	578,500	188
Unit Corp. (a)	8,722	347
Vantage Drilling Co. (a)	626,563	952
Weatherford International Ltd. (a)	74,286	874
Xtreme Drilling & Coil Services Corp. (a)	380,600	556
		35,342
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	23,500	140
Americas Petrogas, Inc. (a)	241,800	446
Americas Petrogas, Inc. (a)(e)	286,000	528
Amyris, Inc. (a)(d)	106,425	332
Anadarko Petroleum Corp.	42,808	2,965
Apache Corp.	27,493	2,358
Bonavista Energy Corp. (a)(e)	15,800	265
Bonavista Energy Corp. (f)	27,100	454
BPZ Energy, Inc. (a)(d)	278,251	637
Cabot Oil & Gas Corp.	22,450	930
Chesapeake Energy Corp.	66,188	1,281
Chevron Corp.	10,279	1,153
Crew Energy, Inc. (a)	105,300	670
Crown Point Energy, Inc. (a)	100,400	46
Crown Point Energy, Inc. (e)	399,602	184
Denbury Resources, Inc. (a)	47,890	742
Double Eagle Petroleum Co. (a)	98,229	437
Energen Corp.	800	41
EOG Resources, Inc.	9,795	1,061
EQT Corp.	24,902	1,344
EV Energy Partners LP	8,997	565
Gran Tierra Energy, Inc. (Canada) (a)	160,000	711
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Halcon Resources Corp. (h)	90,000	$ 691
Hess Corp.	20,421	1,032
HollyFrontier Corp.	46,378	1,869
InterOil Corp. (a)(d)	58,109	4,622
Madalena Ventures, Inc. (a)	316,500	93
Marathon Petroleum Corp.	56,579	2,928
Markwest Energy Partners LP	16,200	860
Niko Resources Ltd.	17,500	253
Northern Oil & Gas, Inc. (a)(d)	239,741	3,917
Northern Tier Energy LP Class A	69,700	1,276
Occidental Petroleum Corp.	56,540	4,806
Painted Pony Petroleum Ltd. (a)(e)	17,000	163
Painted Pony Petroleum Ltd. Class A (a)	51,350	493
Paladin Energy Ltd. (Australia) (a)	680,964	925
Pan Orient Energy Corp.	80,100	224
Peabody Energy Corp.	69,786	1,509
Petrobank Energy & Resources Ltd. (a)	13,600	171
Petrominerales Ltd.	127,900	1,208
Phillips 66	46,100	1,936
Pioneer Natural Resources Co.	8,517	829
Resolute Energy Corp. (a)	153,699	1,389
Rosetta Resources, Inc. (a)	2,100	90
Royal Dutch Shell PLC Class A sponsored ADR	38,500	2,694
SM Energy Co.	8,051	380
Southwestern Energy Co. (a)	24,793	772
Suncor Energy, Inc.	14,080	440
TAG Oil Ltd. (a)	179,600	1,164
TAG Oil Ltd. (e)	15,900	103
Targa Resources Corp.	15,300	693
Tesoro Corp.	31,779	1,263
Valero Energy Corp.	32,900	1,028
Voyager Oil & Gas, Inc. (a)	332,288	412
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	16
Williams Companies, Inc.	127,723	4,122
		61,661
TOTAL ENERGY		97,003
FINANCIALS - 12.6%
Capital Markets - 1.4%
Ares Capital Corp.	100,976	1,744
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	8,899	$ 1,570
GP Investments Ltd. (depositary receipt) (a)	412,760	905
ICAP PLC	161,100	813
ICG Group, Inc. (a)	54,458	497
Invesco Ltd.	63,632	1,507
KKR & Co. LP	61,760	880
Monex Group, Inc.	2,388	420
Morgan Stanley	87,758	1,316
State Street Corp.	41,851	1,741
The Blackstone Group LP	20,500	277
		11,670
Commercial Banks - 3.4%
Banco Pine SA	120,900	854
Banco Pine SA rights 9/12/12 (a)	15,322	0*
Bank of Ireland (a)	760,643	83
CIT Group, Inc. (a)	60,493	2,284
Comerica, Inc.	27,498	844
Commercial Bank of Qatar GDR (Reg. S)	107,387	429
Guaranty Trust Bank PLC GDR (Reg. S)	85,472	483
KeyCorp	112,645	950
Regions Financial Corp.	276,174	1,922
U.S. Bancorp	170,224	5,687
Wells Fargo & Co.	458,858	15,615
		29,151
Consumer Finance - 0.6%
Capital One Financial Corp.	77,512	4,382
International Personal Finance PLC	161,261	741
		5,123
Diversified Financial Services - 2.0%
Citigroup, Inc.	196,858	5,849
CME Group, Inc.	32,465	1,782
JPMorgan Chase & Co.	162,257	6,026
PICO Holdings, Inc. (a)	151,718	3,304
		16,961
Insurance - 3.2%
AEGON NV	167,300	859
AFLAC, Inc.	42,106	1,944
Allied World Assurance Co. Holdings Ltd.	14,200	1,115
Assured Guaranty Ltd.	273,167	3,606
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class B (a)	153,784	$ 12,970
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,300	866
Lincoln National Corp.	22,000	511
MetLife, Inc.	110,101	3,758
Prudential Financial, Inc.	33,364	1,819
		27,448
Real Estate Investment Trusts - 1.6%
American Tower Corp.	28,098	1,978
Beni Stabili SpA SIIQ	1,643,500	727
CBL & Associates Properties, Inc.	143,522	3,067
Douglas Emmett, Inc.	53,941	1,294
Education Realty Trust, Inc.	122,600	1,417
Franklin Street Properties Corp.	57,200	636
Lexington Corporate Properties Trust	73,800	692
Prologis, Inc.	55,776	1,906
SL Green Realty Corp.	23,930	1,929
Sovran Self Storage, Inc.	6,400	364
		14,010
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	165,142	2,859
Forest City Enterprises, Inc. Class A (a)	29,302	442
		3,301
TOTAL FINANCIALS		107,664
HEALTH CARE - 11.9%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	77,000	1,408
Amgen, Inc.	56,591	4,749
ARIAD Pharmaceuticals, Inc. (a)	184,565	3,795
AVEO Pharmaceuticals, Inc. (a)	104,552	1,003
Biogen Idec, Inc. (a)	16,709	2,449
Biovitrum AB (a)	204,388	793
Dynavax Technologies Corp. (a)	402,187	1,573
Gentium SpA sponsored ADR (a)	41,117	413
Gilead Sciences, Inc. (a)	51,536	2,973
Grifols SA ADR	63,500	1,306
Infinity Pharmaceuticals, Inc. (a)	53,700	975
InterMune, Inc. (a)	72,309	533
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)	35,800	$ 487
Merrimack Pharmaceuticals, Inc. (d)	26,900	214
NPS Pharmaceuticals, Inc. (a)	53,863	410
Synageva BioPharma Corp. (a)	15,900	794
Synta Pharmaceuticals Corp. (a)	800	5
Theravance, Inc. (a)(d)	112,646	3,004
Thrombogenics NV (a)	43,833	1,539
Vertex Pharmaceuticals, Inc. (a)	6,400	341
ZIOPHARM Oncology, Inc. (a)(d)	235,466	1,170
		29,934
Health Care Equipment & Supplies - 0.8%
Analogic Corp.	800	56
Baxter International, Inc.	17,079	1,002
Boston Scientific Corp. (a)	187,662	1,013
C.R. Bard, Inc.	3,200	314
Covidien PLC	27,373	1,534
Genmark Diagnostics, Inc. (a)	87,606	660
Nakanishi, Inc.	5,000	528
Opto Circuits India Ltd.	111,944	249
Sirona Dental Systems, Inc. (a)	25,578	1,359
Syneron Medical Ltd. (a)	9,240	90
		6,805
Health Care Providers & Services - 3.4%
Accretive Health, Inc. (a)(d)	125,700	1,495
BioScrip, Inc. (a)	25,200	214
Brookdale Senior Living, Inc. (a)	233,000	5,063
Centene Corp. (a)	33,500	1,360
Chemed Corp.	14,377	949
CIGNA Corp.	67,399	3,085
Corvel Corp. (a)	770	34
DaVita, Inc. (a)	17,173	1,670
Emeritus Corp. (a)	65,163	1,305
Express Scripts Holding Co. (a)	53,501	3,350
Humana, Inc.	11,300	792
McKesson Corp.	15,467	1,347
MEDNAX, Inc. (a)	6,844	474
Qualicorp SA (a)	91,000	894
UnitedHealth Group, Inc.	90,028	4,889
WellPoint, Inc.	40,603	2,431
		29,352
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	68,439	$ 2,543
Charles River Laboratories International, Inc. (a)	23,964	870
		3,413
Pharmaceuticals - 3.8%
AVANIR Pharmaceuticals Class A (a)	175,269	582
Biodelivery Sciences International, Inc. (a)	34,165	168
Cadence Pharmaceuticals, Inc. (a)(d)	425,870	1,678
Cardiome Pharma Corp. (a)	249,671	82
Elan Corp. PLC sponsored ADR (a)	183,797	2,088
Eli Lilly & Co.	26,000	1,168
Hi-Tech Pharmacal Co., Inc. (a)	2,201	79
Horizon Pharma, Inc. (a)(d)	146,485	651
Horizon Pharma, Inc. warrants 2/28/17 (a)	27,294	14
Impax Laboratories, Inc. (a)	35,433	839
Jazz Pharmaceuticals PLC (a)	19,120	870
Johnson & Johnson	151,384	10,208
Merck & Co., Inc.	233,024	10,032
Novo Nordisk A/S Series B	17,345	2,725
Watson Pharmaceuticals, Inc. (a)	17,509	1,424
XenoPort, Inc. (a)	29,900	279
		32,887
TOTAL HEALTH CARE		102,391
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
DigitalGlobe, Inc. (a)	40,936	850
GeoEye, Inc. (a)	147,674	3,962
Honeywell International, Inc.	52,417	3,064
Meggitt PLC	351,635	2,207
Precision Castparts Corp.	13,010	2,096
Raytheon Co.	34,460	1,948
Textron, Inc.	95,225	2,544
Ultra Electronics Holdings PLC	22,646	552
United Technologies Corp.	65,346	5,218
		22,441
Air Freight & Logistics - 0.7%
FedEx Corp.	1,300	114
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc. (a)	75,462	$ 309
United Parcel Service, Inc. Class B	81,223	5,995
		6,418
Building Products - 0.6%
Armstrong World Industries, Inc.	10,434	459
Lennox International, Inc.	13,145	625
Owens Corning (a)	97,875	3,265
Quanex Building Products Corp.	58,200	1,019
		5,368
Commercial Services & Supplies - 0.9%
Corrections Corp. of America	53,432	1,780
Multiplus SA	61,500	1,309
Republic Services, Inc.	69,540	1,923
Steelcase, Inc. Class A	149,443	1,450
Swisher Hygiene, Inc. (a)	202,331	322
Swisher Hygiene, Inc. (Canada) (a)(d)	154,900	274
The Geo Group, Inc.	11,900	313
US Ecology, Inc.	22,563	424
		7,795
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	68,734	1,333
Fluor Corp.	44,368	2,285
Foster Wheeler AG (a)	155,656	3,409
MasTec, Inc. (a)	82,114	1,498
Quanta Services, Inc. (a)	2,000	48
Shaw Group, Inc. (a)	9,000	379
		8,952
Electrical Equipment - 1.6%
Alstom SA	44,406	1,581
AMETEK, Inc.	38,125	1,308
Emerson Electric Co.	62,824	3,186
GrafTech International Ltd. (a)	142,979	1,340
Hubbell, Inc. Class B	11,162	902
Prysmian SpA	99,200	1,661
Regal-Beloit Corp.	43,381	2,953
Roper Industries, Inc.	9,161	942
		13,873
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Reunert Ltd.	57,853	$ 490
Machinery - 2.4%
Actuant Corp. Class A	61,073	1,717
Colfax Corp. (a)	25,802	849
Cummins, Inc.	19,390	1,883
Dover Corp.	19,018	1,099
EVA Precision Industrial Holdings Ltd.	4,000	0*
Fiat Industrial SpA	355,741	3,582
GEA Group AG	5,115	135
Illinois Tool Works, Inc.	37,000	2,194
Ingersoll-Rand PLC	64,852	3,032
Manitowoc Co., Inc.	115,503	1,488
Oshkosh Truck Corp. (a)	11,563	293
Stanley Black & Decker, Inc.	35,998	2,368
Timken Co.	23,808	956
Valmont Industries, Inc.	7,275	922
		20,518
Marine - 0.1%
Kirby Corp. (a)	8,269	435
Ultrapetrol (Bahamas) Ltd. (a)	86,618	64
		499
Professional Services - 0.5%
Michael Page International PLC	12,162	70
Randstad Holding NV	53,600	1,743
Robert Half International, Inc.	41,255	1,085
SR Teleperformance SA	18,187	450
Towers Watson & Co.	9,400	511
		3,859
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	15,119	793
Norfolk Southern Corp.	24,200	1,754
Union Pacific Corp.	37,815	4,592
Universal Truckload Services, Inc.	33,642	477
		7,616
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	53,736	589
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	36,758	$ 626
Watsco, Inc.	18,704	1,411
		2,626
TOTAL INDUSTRIALS		100,455
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	162,444	942
Cisco Systems, Inc.	361,638	6,900
Harris Corp.	3,935	185
Motorola Solutions, Inc.	32,315	1,540
Polycom, Inc. (a)	109,001	1,136
QUALCOMM, Inc.	31,508	1,936
Riverbed Technology, Inc. (a)	103,000	2,059
ViaSat, Inc. (a)	36,426	1,410
		16,108
Computers & Peripherals - 5.8%
Apple, Inc.	71,361	47,465
Gemalto NV	20,607	1,633
Lexmark International, Inc. Class A	19,200	417
		49,515
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	46,976	1,703
Avnet, Inc. (a)	77,191	2,486
Corning, Inc.	235,231	2,820
Flextronics International Ltd. (a)	75,700	509
Jabil Circuit, Inc.	39,380	897
Molex, Inc. (d)	49,644	1,318
Rofin-Sinar Technologies, Inc. (a)	1,700	37
TE Connectivity Ltd.	52,251	1,838
		11,608
Internet Software & Services - 1.5%
Baidu.com, Inc. sponsored ADR (a)	8,984	1,001
Cornerstone OnDemand, Inc. (a)	8,700	233
Demandware, Inc.	4,300	112
Facebook, Inc. Class B (a)(h)	47,471	772
Google, Inc. Class A (a)	14,082	9,647
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc. (a)	71,838	$ 616
Velti PLC (a)(d)	93,650	649
		13,030
IT Services - 4.0%
Accenture PLC Class A	39,842	2,454
Acxiom Corp. (a)	22,200	379
Amdocs Ltd.	30,082	970
Cognizant Technology Solutions Corp. Class A (a)	68,398	4,397
EPAM Systems, Inc.	49,300	863
ExlService Holdings, Inc. (a)	37,955	978
Fidelity National Information Services, Inc.	60,348	1,901
Fiserv, Inc. (a)	27,261	1,944
Heartland Payment Systems, Inc.	20,648	627
IBM Corp.	24,122	4,700
Jack Henry & Associates, Inc.	4,000	148
MasterCard, Inc. Class A	4,742	2,005
Redecard SA	32,500	537
ServiceSource International, Inc. (a)	126,111	1,168
Total System Services, Inc.	3,800	88
Unisys Corp. (a)	131,313	2,775
Virtusa Corp. (a)	37,143	628
Visa, Inc. Class A	59,271	7,602
		34,164
Office Electronics - 0.3%
Xerox Corp.	339,980	2,506
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	1,700	63
Analog Devices, Inc.	53,500	2,126
Applied Micro Circuits Corp. (a)	38,200	195
ASML Holding NV	123,756	7,026
Avago Technologies Ltd.	65,169	2,383
Cirrus Logic, Inc. (a)	79,352	3,307
Cymer, Inc. (a)	66,146	3,750
Entropic Communications, Inc. (a)	105,036	570
Freescale Semiconductor Holdings I Ltd. (a)	194,016	1,942
LTX-Credence Corp. (a)	299,577	1,705
MagnaChip Semiconductor Corp. (a)	38,739	523
Maxim Integrated Products, Inc.	79,092	2,147
Micron Technology, Inc. (a)	185,018	1,149
Monolithic Power Systems, Inc. (a)	41,345	891
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	127,256	$ 2,968
ON Semiconductor Corp. (a)	95,221	593
RF Micro Devices, Inc. (a)	506,635	1,900
Samsung Electronics Co. Ltd.	2,436	2,649
Skyworks Solutions, Inc. (a)	124,311	3,787
Spansion, Inc. Class A	47,936	548
		40,222
Software - 1.9%
Adobe Systems, Inc. (a)	17,638	552
Autodesk, Inc. (a)	23,000	714
Check Point Software Technologies Ltd. (a)	21,830	1,006
Citrix Systems, Inc. (a)	46,261	3,594
Comverse Technology, Inc. (a)	427,777	2,567
Electronic Arts, Inc. (a)	35,811	477
Ellie Mae, Inc. (a)	2,168	56
JDA Software Group, Inc. (a)	24,013	740
Nuance Communications, Inc. (a)	41,527	990
Opnet Technologies, Inc.	32,372	1,011
Oracle Corp.	118,981	3,766
VMware, Inc. Class A (a)	13,400	1,193
		16,666
TOTAL INFORMATION TECHNOLOGY		183,819
MATERIALS - 4.1%
Chemicals - 2.0%
Albemarle Corp.	7,700	421
Ashland, Inc.	19,013	1,400
Clariant AG (Reg.)	251,537	2,822
Kraton Performance Polymers, Inc. (a)	21,494	461
LyondellBasell Industries NV Class A	29,596	1,445
Monsanto Co.	1,200	105
PetroLogistics LP	129,106	1,651
Praxair, Inc.	4,700	496
Spartech Corp. (a)	163,351	827
The Mosaic Co.	18,215	1,055
W.R. Grace & Co. (a)	103,390	5,972
		16,655
Construction Materials - 0.1%
HeidelbergCement Finance AG	12,797	647
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Nampak Ltd.	315,428	$ 1,015
Rock-Tenn Co. Class A	15,564	1,039
		2,054
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	21,400	1,034
Anglo American PLC (United Kingdom)	10,026	279
Avion Gold Corp. (a)	322,400	229
Avion Gold Corp. (e)	27,400	19
Commercial Metals Co.	148,691	1,894
Copper Mountain Mining Corp. (a)	51,300	136
First Quantum Minerals Ltd.	33,700	649
Freeport-McMoRan Copper & Gold, Inc.	48,121	1,738
Goldcorp, Inc.	43,500	1,786
Iluka Resources Ltd.	25,567	243
Newcrest Mining Ltd.	35,306	899
Randgold Resources Ltd. sponsored ADR	33,600	3,460
Reliance Steel & Aluminum Co.	6,427	331
SunCoke Energy, Inc. (a)	13,250	210
Turquoise Hill Resources Ltd. (a)	345,493	2,776
		15,683
TOTAL MATERIALS		35,039
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	64,959	2,745
Frontier Communications Corp. (d)	122,336	565
PT Telkomunikasi Indonesia Tbk sponsored ADR	28,419	1,097
		4,407
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	2,000	127
SBA Communications Corp. Class A (a)	55,497	3,318
		3,445
TOTAL TELECOMMUNICATION SERVICES		7,852
UTILITIES - 2.5%
Electric Utilities - 1.2%
Edison International	64,016	2,803
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	59,990	$ 4,038
Northeast Utilities	81,896	3,085
		9,926
Gas Utilities - 0.0%
Atmos Energy Corp.	11,643	407
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	306,774	3,494
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	21,323	435
CMS Energy Corp.	18,977	438
PG&E Corp.	86,921	3,773
Sempra Energy	49,477	3,275
		7,921
TOTAL UTILITIES		21,748
TOTAL COMMON STOCKS (Cost $776,369)		839,829
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,539
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	153,000	520
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	16,100	899
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	593
TOTAL CONVERTIBLE PREFERRED STOCKS		3,551
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	1,700	$ 300
TOTAL PREFERRED STOCKS (Cost $3,908)		3,851
Convertible Bonds - 0.7%
	Principal Amount (000s)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)	$ 420	391
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (h)	791	584
TOTAL ENERGY		975
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	1,875	455
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19	1,070	1,114
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	398	398
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h)	2,707	2,807
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 380	$ 275
TOTAL CONVERTIBLE BONDS (Cost $6,465)		6,024
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	4,412,945	4,413
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,058,634	13,059
TOTAL MONEY MARKET FUNDS (Cost $17,472)		17,472
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $804,214)		867,176
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(10,381)
NET ASSETS - 100%		$ 856,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,383,000 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,255,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 791
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Halcon Resources Corp.	3/1/12	$ 810
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 2,736
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 520
Mood Media Corp.	2/2/11	$ 390
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	278
Total	$ 286
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,787	$ 102,991	$ 796	$ -
Consumer Staples	80,371	76,824	3,547	-
Energy	97,003	96,987	16	-
Financials	109,203	107,841	1,362	-
Health Care	102,911	99,124	3,267	520
Industrials	101,354	101,032	322	-
Information Technology	184,412	183,640	772	-
Materials	35,039	35,039	-	-
Telecommunication Services	7,852	7,852	-	-
Utilities	21,748	21,748	-	-
Corporate Bonds	6,024	-	2,819	3,205
Money Market Funds	17,472	17,472	-	-
Total Investments in Securities:	$ 867,176	$ 850,550	$ 12,901	$ 3,725
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $811,399,000. Net unrealized appreciation aggregated $55,777,000, of which $127,946,000 related to appreciated investment securities and $72,169,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805771.108

EPI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.1%
Gentex Corp.	84,544	$ 1,481
Distributors - 0.1%
Li & Fung Ltd.	774,000	1,257
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc.	132,000	1,744
McDonald's Corp.	176,612	15,805
Texas Roadhouse, Inc. Class A	119,300	2,048
		19,597
Household Durables - 0.4%
KB Home	226,418	2,500
Lennar Corp. Class A	85,400	2,770
PulteGroup, Inc. (a)	269,857	3,692
		8,962
Leisure Equipment & Products - 0.6%
Hasbro, Inc. (d)	197,034	7,391
New Academy Holding Co. LLC unit (h)(i)	52,800	6,218
		13,609
Media - 4.2%
Comcast Corp. Class A	1,731,745	58,065
Time Warner, Inc.	739,217	30,714
		88,779
Multiline Retail - 1.6%
Target Corp.	532,467	34,126
Specialty Retail - 0.7%
Lowe's Companies, Inc.	405,200	11,540
Staples, Inc.	354,433	3,870
		15,410
TOTAL CONSUMER DISCRETIONARY		183,221
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	71,297	5,998
Molson Coors Brewing Co. Class B	80,205	3,572
PepsiCo, Inc.	314,459	22,776
The Coca-Cola Co.	367,488	13,744
		46,090
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
Safeway, Inc. (d)	410,738	$ 6,428
Sysco Corp.	235,200	7,127
Wal-Mart Stores, Inc.	276,550	20,078
Walgreen Co.	374,176	13,381
		47,014
Food Products - 0.6%
Kellogg Co.	258,218	13,079
Household Products - 3.2%
Kimberly-Clark Corp.	90,472	7,563
Procter & Gamble Co.	892,347	59,957
		67,520
Tobacco - 1.7%
Altria Group, Inc.	442,565	15,030
British American Tobacco PLC sponsored ADR	92,731	9,713
Lorillard, Inc.	47,618	5,977
Philip Morris International, Inc.	71,878	6,419
		37,139
TOTAL CONSUMER STAPLES		210,842
ENERGY - 13.6%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	1,168,818	855
Exterran Partners LP	147,837	3,149
Halliburton Co.	304,100	9,962
National Oilwell Varco, Inc.	59,905	4,721
Noble Corp.	191,117	7,289
Trinidad Drilling Ltd.	455,100	3,001
		28,977
Oil, Gas & Consumable Fuels - 12.2%
Apache Corp.	160,057	13,725
BP PLC sponsored ADR	402,857	16,944
Buckeye Partners LP	69,150	3,417
Canadian Natural Resources Ltd.	266,600	8,111
Chevron Corp.	663,788	74,450
EV Energy Partners LP	99,952	6,274
Exxon Mobil Corp.	505,672	44,145
Holly Energy Partners LP	52,156	3,513
HollyFrontier Corp.	190,515	7,676
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP	75,800	$ 1,766
Legacy Reserves LP	145,199	4,050
Markwest Energy Partners LP	59,000	3,133
Penn West Petroleum Ltd.	757,800	10,747
Pioneer Southwest Energy Partners LP	52,298	1,339
Royal Dutch Shell PLC Class A sponsored ADR	598,700	41,891
Suncor Energy, Inc.	239,700	7,492
Williams Companies, Inc.	365,275	11,787
		260,460
TOTAL ENERGY		289,437
FINANCIALS - 18.1%
Capital Markets - 2.9%
Apollo Investment Corp.	300,339	2,409
Ashmore Group PLC	897,225	4,687
BlackRock, Inc. Class A	36,500	6,438
Charles Schwab Corp.	733,934	9,901
FXCM, Inc. Class A	54,700	479
Goldman Sachs Group, Inc.	54,223	5,732
KKR & Co. LP	678,757	9,672
Manning & Napier, Inc.	178,300	2,120
Morgan Stanley	740,504	11,108
The Blackstone Group LP	695,539	9,383
		61,929
Commercial Banks - 5.4%
BB&T Corp.	58,132	1,833
Comerica, Inc.	122,480	3,761
Cullen/Frost Bankers, Inc.	49,871	2,773
First Niagara Financial Group, Inc.	233,159	1,840
M&T Bank Corp.	104,507	9,082
Standard Chartered PLC (United Kingdom)	209,141	4,621
SunTrust Banks, Inc.	323,501	8,143
U.S. Bancorp	538,600	17,995
Wells Fargo & Co.	1,917,565	65,255
		115,303
Diversified Financial Services - 4.7%
Citigroup, Inc.	325,765	9,678
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	2,131,357	$ 79,154
KKR Financial Holdings LLC	1,179,136	10,648
		99,480
Insurance - 3.6%
ACE Ltd.	205,921	15,183
AFLAC, Inc.	172,400	7,961
Assured Guaranty Ltd.	78,400	1,035
Berkshire Hathaway, Inc. Class B (a)	83,210	7,018
Fidelity National Financial, Inc. Class A	97,339	1,834
Hanover Insurance Group, Inc.	107,774	3,846
MetLife, Inc.	839,222	28,643
MetLife, Inc. unit (a)	55,900	3,763
Validus Holdings Ltd.	219,013	7,339
		76,622
Real Estate Investment Trusts - 1.4%
American Capital Agency Corp.	135,479	4,720
Annaly Capital Management, Inc.	345,900	5,988
Digital Realty Trust, Inc.	47,500	3,539
Lexington Corporate Properties Trust	113,735	1,067
Omega Healthcare Investors, Inc.	175,747	4,221
Rayonier, Inc.	63,835	3,127
Two Harbors Investment Corp.	351,615	4,075
Ventas, Inc.	45,685	2,992
		29,729
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (i)	78,600	1,572
TOTAL FINANCIALS		384,635
HEALTH CARE - 12.4%
Biotechnology - 0.4%
Amgen, Inc.	55,075	4,622
PDL BioPharma, Inc. (d)	586,705	4,318
		8,940
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	37,200	2,183
Covidien PLC	117,700	6,597
St. Jude Medical, Inc.	103,762	3,918
		12,698
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Aetna, Inc.	191,300	$ 7,348
Brookdale Senior Living, Inc. (a)	234,372	5,093
McKesson Corp.	22,610	1,970
UnitedHealth Group, Inc.	38,700	2,101
WellPoint, Inc.	339,313	20,315
		36,827
Pharmaceuticals - 9.7%
Abbott Laboratories	255,756	16,762
AstraZeneca PLC sponsored ADR (d)	241,700	11,309
Eli Lilly & Co.	394,482	17,716
Johnson & Johnson	647,018	43,628
Merck & Co., Inc.	944,960	40,681
Pfizer, Inc.	2,066,871	49,316
Sanofi SA	162,148	13,264
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,598	9,523
Warner Chilcott PLC	230,300	3,137
		205,336
TOTAL HEALTH CARE		263,801
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.8%
Raytheon Co.	242,813	13,724
Rockwell Collins, Inc.	125,805	6,148
United Technologies Corp.	227,607	18,174
		38,046
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	184,800	10,462
United Parcel Service, Inc. Class B	335,690	24,777
		35,239
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	280,628	4,142
Republic Services, Inc.	745,333	20,608
		24,750
Electrical Equipment - 0.2%
Emerson Electric Co.	43,500	2,206
Rockwell Automation, Inc.	27,596	1,989
		4,195
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.1%
General Electric Co.	2,198,112	$ 45,523
Machinery - 1.5%
Briggs & Stratton Corp.	343,052	5,942
Cummins, Inc.	35,702	3,467
Douglas Dynamics, Inc.	210,450	2,951
Eaton Corp.	48,900	2,187
Harsco Corp.	33,100	675
Illinois Tool Works, Inc.	87,566	5,192
Ingersoll-Rand PLC	95,900	4,484
Stanley Black & Decker, Inc.	102,252	6,726
		31,624
Professional Services - 0.3%
Michael Page International PLC	1,043,518	6,005
Road & Rail - 0.3%
Union Pacific Corp.	51,938	6,307
Trading Companies & Distributors - 0.3%
Watsco, Inc.	86,858	6,554
TOTAL INDUSTRIALS		198,243
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,539,848	29,380
Computers & Peripherals - 1.1%
Apple, Inc.	29,255	19,462
Hewlett-Packard Co.	270,332	4,563
		24,025
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	78,204	2,835
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	77,900	3,714
IT Services - 4.3%
Accenture PLC Class A	200,796	12,369
Cognizant Technology Solutions Corp. Class A (a)	185,449	11,921
Fidelity National Information Services, Inc.	37,771	1,190
IBM Corp.	50,897	9,917
Paychex, Inc.	1,365,467	45,415
Visa, Inc. Class A	91,811	11,775
		92,587
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	556,700	$ 6,508
KLA-Tencor Corp.	144,543	7,417
MKS Instruments, Inc.	37,989	1,030
Siliconware Precision Industries Co. Ltd. sponsored ADR	964,033	5,370
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	648,800	9,537
		29,862
Software - 0.2%
CA Technologies, Inc.	148,881	3,875
TOTAL INFORMATION TECHNOLOGY		186,278
MATERIALS - 1.4%
Chemicals - 0.7%
Eastman Chemical Co.	109,100	6,029
PPG Industries, Inc.	70,764	7,785
		13,814
Containers & Packaging - 0.1%
Sealed Air Corp.	124,200	1,772
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (d)	156,497	2,301
Commercial Metals Co.	248,183	3,162
Freeport-McMoRan Copper & Gold, Inc.	153,700	5,550
Nucor Corp.	73,800	2,779
		13,792
TOTAL MATERIALS		29,378
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,099,359	40,281
CenturyLink, Inc.	110,688	4,678
Verizon Communications, Inc.	571,303	24,532
		69,491
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC	7,140,734	20,594
TOTAL TELECOMMUNICATION SERVICES		90,085
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.0%
Electric Utilities - 3.6%
Duke Energy Corp.	252,381	$ 16,349
Edison International	50,700	2,220
El Paso Electric Co.	102,476	3,391
FirstEnergy Corp.	254,469	11,120
NextEra Energy, Inc.	199,920	13,457
PPL Corp.	753,017	22,086
Southern Co.	205,841	9,331
		77,954
Multi-Utilities - 1.4%
CMS Energy Corp.	43,700	1,008
National Grid PLC	970,000	10,530
PG&E Corp.	172,307	7,480
Sempra Energy	159,647	10,569
		29,587
TOTAL UTILITIES		107,541
TOTAL COMMON STOCKS (Cost $1,814,255)		1,943,461
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	98,200	3,506
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,400	2,464
TOTAL CONSUMER DISCRETIONARY		5,970
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,313
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	7,600	705
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	33,300	$ 1,844
TOTAL FINANCIALS		8,862
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,730	3,288
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	3,000	3,238
TOTAL HEALTH CARE		6,526
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	97,300	5,431
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	42,100	2,271
TOTAL INDUSTRIALS		7,702
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	30,600	1,193
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc. Series E, 5.599% (a)	56,900	2,831
PPL Corp. 8.75%	44,800	2,461
		5,292
TOTAL CONVERTIBLE PREFERRED STOCKS		35,545
Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	67,573	11,933
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (e)	5,704	$ 5,148
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,081
TOTAL PREFERRED STOCKS (Cost $50,919)		52,626
Corporate Bonds - 3.2%
	Principal Amount (000s)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15	$ 1,080	1,091
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	2,250	2,256
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17 (i)	516	381
Chesapeake Energy Corp. 2.5% 5/15/37	1,550	1,374
Massey Energy Co. 3.25% 8/1/15	3,040	2,728
Peabody Energy Corp. 4.75% 12/15/66	2,450	2,070
Western Refining, Inc. 5.75% 6/15/14	370	983
		7,536
TOTAL ENERGY		9,792
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	822
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	1,520	1,859
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	4,250	4,983
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	$ 990	$ 1,311
4.25% 12/15/14	500	684
		1,995
TOTAL INDUSTRIALS		6,978
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	2,980	3,036
Computers & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17	3,360	3,719
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	1,690	2,543
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	1,770	2,007
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	1,800	1,629
3.125% 5/1/32 (e)	740	697
		2,326
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	5,590	6,359
TOTAL INFORMATION TECHNOLOGY		19,990
MATERIALS - 0.3%
Metals & Mining - 0.3%
Goldcorp, Inc. 2% 8/1/14	1,740	2,003
Newmont Mining Corp. 1.25% 7/15/14	2,330	2,962
Royal Gold, Inc. 2.875% 6/15/19	460	517
		5,482
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	3,600	2,601
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29	$ 610	$ 1,021
TOTAL CONVERTIBLE BONDS		49,636
Nonconvertible Bonds - 0.9%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp. 9.5% 6/15/17	3,105	3,198
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 6% 6/1/19	1,095	983
Western Refining, Inc. 11.25% 6/15/17 (e)	1,570	1,754
		2,737
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 5.793% (f)(g)	2,885	2,104
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	1,475	1,110
5.625% 2/15/13	4,000	3,930
		5,040
TOTAL FINANCIALS		7,144
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,341	2,680
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.9% 5/1/19	1,930	1,976
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	$ 475	$ 470
Sprint Nextel Corp. 7% 8/15/20	1,500	1,534
		2,004
TOTAL TELECOMMUNICATION SERVICES		3,980
TOTAL NONCONVERTIBLE BONDS		19,739
TOTAL CORPORATE BONDS (Cost $70,018)		69,375
Floating Rate Loans - 0.2%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	4,185	4,190
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g)	965	996
TOTAL FLOATING RATE LOANS (Cost $5,117)		5,186
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	62,940,620	62,941
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,497,285	19,497
TOTAL MONEY MARKET FUNDS (Cost $82,438)		82,438
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,022,747)		2,153,086
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(21,859)
NET ASSETS - 100%		$ 2,131,227
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,480,000 or 0.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,171,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 516
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 8/3/12	$ 1,572
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 54
Fidelity Securities Lending Cash Central Fund	376
Total	$ 430
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 201,124	$ 192,442	$ 2,464	$ 6,218
Consumer Staples	210,842	204,844	5,998	-
Energy	289,437	289,437	-	-
Financials	398,645	386,318	10,755	1,572
Health Care	270,327	253,825	16,502	-
Industrials	205,945	203,674	2,271	-
Information Technology	186,278	186,278	-	-
Materials	30,571	30,571	-	-
Telecommunication Services	90,085	69,491	20,594	-
Utilities	112,833	99,842	12,991	-
Corporate Bonds	69,375	-	69,375	-
Floating Rate Loans	5,186	-	5,186	-
Money Market Funds	82,438	82,438	-	-
Total Investments in Securities:	$ 2,153,086	$ 1,999,160	$ 146,136	$ 7,790
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $2,039,776,000. Net unrealized appreciation aggregated $113,310,000, of which $216,081,000 related to appreciated investment securities and $102,771,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805763.108

AGAI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.5%
Gentex Corp.	217,771	$ 3,815
Johnson Controls, Inc.	116,012	3,157
		6,972
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	55,495	4,025
Distributors - 0.2%
Genuine Parts Co.	6,300	398
Li & Fung Ltd.	550,000	894
LKQ Corp. (a)	34,800	1,313
		2,605
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	26,830	1,738
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	159,714	14,293
Yum! Brands, Inc.	44,295	2,822
		17,115
Household Durables - 1.2%
Lennar Corp. Class A	47,129	1,528
Ryland Group, Inc.	275,165	7,377
Toll Brothers, Inc. (a)	249,260	8,156
		17,061
Leisure Equipment & Products - 0.4%
Hasbro, Inc. (d)	160,090	6,005
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.)	830,109	27,286
The Walt Disney Co.	123,254	6,097
Thomson Reuters Corp.	118,700	3,369
Time Warner Cable, Inc.	46,332	4,115
Time Warner, Inc.	561,959	23,349
Viacom, Inc. Class B (non-vtg.)	115,160	5,759
		69,975
Multiline Retail - 1.6%
Target Corp.	334,634	21,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.8%
Lowe's Companies, Inc.	789,239	$ 22,478
Staples, Inc.	220,572	2,409
		24,887
TOTAL CONSUMER DISCRETIONARY		171,830
CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Britvic PLC	90,200	458
Dr Pepper Snapple Group, Inc.	217,804	9,760
Molson Coors Brewing Co. Class B	25,350	1,129
PepsiCo, Inc.	241,956	17,525
The Coca-Cola Co.	535,120	20,013
		48,885
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	164,251	7,482
Safeway, Inc.	98,836	1,547
Walgreen Co.	366,074	13,091
		22,120
Food Products - 0.6%
Kellogg Co.	166,793	8,448
Household Products - 3.7%
Colgate-Palmolive Co.	56,613	6,019
Kimberly-Clark Corp.	184,181	15,398
Procter & Gamble Co.	442,167	29,709
		51,126
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	163,541	17,129
Lorillard, Inc.	79,520	9,981
		27,110
TOTAL CONSUMER STAPLES		157,689
ENERGY - 12.2%
Energy Equipment & Services - 1.4%
Exterran Partners LP	64,620	1,376
Fugro NV (Certificaten Van Aandelen) unit	5,600	341
Halliburton Co.	348,137	11,405
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	20,800	$ 314
Schlumberger Ltd.	86,616	6,269
		19,705
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	39,091	3,352
ARC Resources Ltd. (d)	108,700	2,570
Atlas Pipeline Partners, LP	74,384	2,584
Bonavista Energy Corp.	69,600	1,167
BP PLC sponsored ADR	164,329	6,912
Canadian Natural Resources Ltd.	84,700	2,577
Chevron Corp.	428,435	48,053
Exxon Mobil Corp.	389,022	33,962
Holly Energy Partners LP	7,100	478
Legacy Reserves LP	23,168	646
Markwest Energy Partners LP	46,096	2,448
Occidental Petroleum Corp.	89,206	7,583
Penn West Petroleum Ltd.	192,100	2,724
Royal Dutch Shell PLC Class A (United Kingdom)	493,902	17,279
Suncor Energy, Inc.	346,800	10,839
Williams Companies, Inc.	186,410	6,015
		149,189
TOTAL ENERGY		168,894
FINANCIALS - 17.0%
Capital Markets - 3.8%
Apollo Investment Corp.	60,494	485
Ashmore Group PLC	298,408	1,559
BlackRock, Inc. Class A	20,300	3,580
Charles Schwab Corp.	960,481	12,957
Greenhill & Co., Inc.	76,412	3,335
ICAP PLC	281,100	1,418
KKR & Co. LP	429,039	6,114
Morgan Stanley	533,809	8,007
Northern Trust Corp.	162,032	7,525
TD Ameritrade Holding Corp.	193,117	3,304
The Blackstone Group LP	267,900	3,614
		51,898
Commercial Banks - 5.8%
BB&T Corp.	97,846	3,086
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
City National Corp.	37,273	$ 1,914
Comerica, Inc.	41,729	1,281
First Niagara Financial Group, Inc.	91,990	726
Standard Chartered PLC (United Kingdom)	66,103	1,461
SunTrust Banks, Inc.	348,976	8,784
U.S. Bancorp	463,370	15,481
Wells Fargo & Co.	1,394,469	47,454
		80,187
Diversified Financial Services - 5.9%
Citigroup, Inc.	540,885	16,070
CME Group, Inc.	136,255	7,480
JPMorgan Chase & Co.	1,334,645	49,569
KKR Financial Holdings LLC	953,825	8,613
		81,732
Insurance - 0.9%
MetLife, Inc.	185,641	6,336
MetLife, Inc. unit (a)	79,700	5,365
		11,701
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc.	29,800	2,220
Sun Communities, Inc.	57,130	2,617
Two Harbors Investment Corp.	105,700	1,225
		6,062
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	55,800	1,116
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	49,342	58
Radian Group, Inc. (d)	382,577	1,285
		1,343
TOTAL FINANCIALS		234,039
HEALTH CARE - 10.9%
Biotechnology - 0.9%
Amgen, Inc.	153,355	12,870
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	36,300	2,130
St. Jude Medical, Inc.	37,931	1,432
		3,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Aetna, Inc.	140,183	$ 5,384
McKesson Corp.	135,310	11,787
United Drug PLC (Ireland)	92,700	303
WellPoint, Inc.	209,480	12,542
		30,016
Health Care Technology - 0.2%
Quality Systems, Inc.	175,353	3,098
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	132,002	2,342
Pharmaceuticals - 7.2%
Abbott Laboratories	154,200	10,106
AstraZeneca PLC sponsored ADR	38,600	1,806
Cardiome Pharma Corp. (a)	222,565	73
Eli Lilly & Co.	153,128	6,877
GlaxoSmithKline PLC sponsored ADR	157,331	7,157
Johnson & Johnson	336,657	22,701
Merck & Co., Inc.	600,100	25,834
Novartis AG sponsored ADR	46,457	2,741
Pfizer, Inc.	716,196	17,088
Sanofi SA	34,524	2,824
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,796	1,773
		98,980
TOTAL HEALTH CARE		150,868
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	85,842	5,017
Raytheon Co.	117,416	6,636
Rockwell Collins, Inc.	179,829	8,788
The Boeing Co.	119,132	8,506
United Technologies Corp.	142,461	11,376
		40,323
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	84,942	4,809
United Parcel Service, Inc. Class B	131,085	9,675
		14,484
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.5%
Compagnie de St. Gobain	27,300	$ 937
Owens Corning (a)	193,262	6,447
		7,384
Commercial Services & Supplies - 0.8%
Aggreko PLC	20,610	772
Healthcare Services Group, Inc.	3,129	66
Interface, Inc.	230,705	3,168
Republic Services, Inc.	255,854	7,074
		11,080
Electrical Equipment - 0.4%
Emerson Electric Co.	109,370	5,547
Industrial Conglomerates - 3.6%
Danaher Corp.	148,200	7,939
DCC PLC (Ireland)	29,900	780
General Electric Co.	1,633,087	33,821
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	293,898	6,721
		49,261
Machinery - 1.7%
Cummins, Inc.	7,700	748
Douglas Dynamics, Inc.	227,495	3,189
Illinois Tool Works, Inc.	32,150	1,906
Ingersoll-Rand PLC	168,282	7,869
Lincoln Electric Holdings, Inc.	25,435	1,049
Schindler Holding AG (participation certificate)	15,222	1,794
Stanley Black & Decker, Inc.	96,098	6,321
		22,876
Marine - 0.2%
Irish Continental Group PLC unit	32,700	726
Kuehne & Nagel International AG	19,875	2,263
		2,989
Professional Services - 0.6%
Amadeus Fire AG	16,913	740
Bureau Veritas SA	41,511	3,830
Michael Page International PLC	675,604	3,888
		8,458
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	20,500	$ 1,075
Kansas City Southern	16,070	1,243
		2,318
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	798	9
W.W. Grainger, Inc.	14,273	2,940
Watsco, Inc.	46,835	3,534
		6,483
TOTAL INDUSTRIALS		171,203
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	724,632	13,826
QUALCOMM, Inc.	114,990	7,067
		20,893
Computers & Peripherals - 6.2%
Apple, Inc.	115,063	76,551
EMC Corp. (a)	252,333	6,634
Hewlett-Packard Co.	186,055	3,141
		86,326
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	37,768	25,874
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	89,037	5,723
Fidelity National Information Services, Inc.	227,140	7,155
IBM Corp.	34,000	6,625
MasterCard, Inc. Class A	35,939	15,199
Paychex, Inc.	666,306	22,161
The Western Union Co.	519,951	9,156
Total System Services, Inc.	18,200	422
Visa, Inc. Class A	93,796	12,029
		78,470
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	65,673	2,610
Software - 2.8%
Microsoft Corp.	936,228	28,855
Oracle Corp.	194,205	6,147
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Royalblue Group PLC	110,912	$ 2,522
Symantec Corp. (a)	66,700	1,189
		38,713
TOTAL INFORMATION TECHNOLOGY		252,886
MATERIALS - 0.8%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	32,703	2,701
Dow Chemical Co.	18,900	554
E.I. du Pont de Nemours & Co.	53,849	2,679
Syngenta AG (Switzerland)	12,900	4,355
		10,289
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	7,800	401
TOTAL MATERIALS		10,690
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	368,020	10,643
UTILITIES - 2.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	45,600	1,960
Duke Energy Corp.	11,200	726
FirstEnergy Corp.	148,090	6,472
NextEra Energy, Inc.	37,183	2,503
PPL Corp.	78,666	2,307
		13,968
Multi-Utilities - 1.0%
National Grid PLC	503,466	5,465
PG&E Corp.	68,115	2,957
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	41,200	$ 2,727
TECO Energy, Inc.	105,040	1,823
		12,972
TOTAL UTILITIES		26,940
TOTAL COMMON STOCKS (Cost $1,169,914)		1,355,682
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.8%
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	36,774	7,687
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	29,300	1,636
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	28,600	1,571
TOTAL CONVERTIBLE PREFERRED STOCKS		10,894
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	31,310	5,529
TOTAL PREFERRED STOCKS (Cost $17,257)		16,423
Corporate Bonds - 0.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e)	$ 1,592	$ 1,176
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	1,125	847
5.625% 2/15/13	2,295	2,255
		3,102
TOTAL CORPORATE BONDS (Cost $4,401)		4,278
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,575,364	1,575
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,848,004	8,848
TOTAL MONEY MARKET FUNDS (Cost $10,423)		10,423
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,201,995)		1,386,806
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,478)
NET ASSETS - 100%		$ 1,379,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,292,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,592
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 8/3/12	$ 1,116
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	182
Total	$ 187
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,359	$ 177,359	$ -	$ -
Consumer Staples	157,689	157,689	-	-
Energy	168,894	151,615	17,279	-
Financials	234,039	227,558	5,365	1,116
Health Care	158,555	155,731	2,824	-
Industrials	172,839	172,839	-	-
Information Technology	252,886	252,886	-	-
Materials	10,690	6,335	4,355	-
Telecommunication Services	10,643	10,643	-	-
Utilities	28,511	21,475	7,036	-
Corporate Bonds	4,278	-	4,278	-
Money Market Funds	10,423	10,423	-	-
Total Investments in Securities:	$ 1,386,806	$ 1,344,553	$ 41,137	$ 1,116
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,213,864,000. Net unrealized appreciation aggregated $172,942,000, of which $220,301,000 related to appreciated investment securities and $47,359,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805746.108

LC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Gentex Corp.	193,666	$ 3,393,028
Johnson Controls, Inc.	117,135	3,187,243
		6,580,271
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	34,463	2,499,420
Tesla Motors, Inc. (a)	26,700	761,484
		3,260,904
Distributors - 0.0%
Li & Fung Ltd.	402,000	653,073
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	117,000	1,437,930
McDonald's Corp.	70,437	6,303,407
		7,741,337
Household Durables - 1.7%
D.R. Horton, Inc.	80,192	1,522,846
KB Home	285,114	3,147,659
Lennar Corp. Class A	229,187	7,432,534
Toll Brothers, Inc. (a)	273,640	8,953,501
		21,056,540
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	33,405	1,253,022
Media - 4.4%
Comcast Corp. Class A (special) (non-vtg.)	782,912	25,734,317
The Walt Disney Co.	76,300	3,774,561
Time Warner, Inc.	467,259	19,414,611
Viacom, Inc. Class B (non-vtg.)	117,591	5,880,726
		54,804,215
Multiline Retail - 1.5%
Target Corp.	301,926	19,350,437
Specialty Retail - 2.5%
CarMax, Inc. (a)	53,000	1,621,270
Citi Trends, Inc. (a)	137,078	1,592,161
Home Depot, Inc.	44,578	2,529,802
Lowe's Companies, Inc.	678,844	19,333,477
Staples, Inc.	359,009	3,920,378
Urban Outfitters, Inc. (a)	71,900	2,699,126
		31,696,214
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	38,239	$ 1,240,091
Warnaco Group, Inc. (a)	40,517	2,083,384
		3,323,475
TOTAL CONSUMER DISCRETIONARY		149,719,488
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	101,355	4,541,718
PepsiCo, Inc.	218,640	15,836,095
The Coca-Cola Co.	80,442	3,008,531
		23,386,344
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	150,811	6,869,441
Susser Holdings Corp. (a)	29,947	1,018,797
Walgreen Co.	321,794	11,507,353
		19,395,591
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	87,639	2,130,504
Kellogg Co.	115,287	5,839,287
		7,969,791
Household Products - 3.5%
Colgate-Palmolive Co.	54,535	5,797,616
Energizer Holdings, Inc.	25,535	1,759,362
Kimberly-Clark Corp.	127,672	10,673,379
Procter & Gamble Co.	372,052	24,998,174
		43,228,531
Personal Products - 0.2%
L'Oreal SA	5,900	725,330
Prestige Brands Holdings, Inc. (a)	147,797	2,373,620
		3,098,950
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	42,894	4,492,718
Lorillard, Inc.	61,119	7,671,046
		12,163,764
TOTAL CONSUMER STAPLES		109,242,971
Common Stocks - continued
	Shares	Value
ENERGY - 13.1%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	43,620	$ 2,386,450
Dresser-Rand Group, Inc. (a)	66,202	3,351,145
Ensco PLC Class A	30,750	1,764,128
Exterran Holdings, Inc. (a)(d)	213,153	3,919,884
Halliburton Co.	417,157	13,666,063
Helmerich & Payne, Inc.	58,730	2,680,437
National Oilwell Varco, Inc.	33,182	2,614,742
Schlumberger Ltd.	62,555	4,527,731
		34,910,580
Oil, Gas & Consumable Fuels - 10.3%
Amyris, Inc. (a)(d)	703,477	2,194,848
Apache Corp.	82,027	7,033,815
BP PLC sponsored ADR	128,476	5,403,701
Canadian Natural Resources Ltd.	140,300	4,268,422
Chevron Corp.	346,520	38,865,683
EV Energy Partners LP	24,800	1,556,696
Exxon Mobil Corp.	373,448	32,602,010
Marathon Petroleum Corp.	14,000	724,500
Newfield Exploration Co. (a)	18,300	597,129
Occidental Petroleum Corp.	94,104	7,999,781
Peabody Energy Corp.	143,625	3,106,609
QEP Resources, Inc.	44,205	1,268,241
Royal Dutch Shell PLC Class A (United Kingdom)	229,469	8,027,834
Suncor Energy, Inc.	406,300	12,699,065
Whiting Petroleum Corp. (a)	33,400	1,486,968
Williams Companies, Inc.	38,400	1,239,168
		129,074,470
TOTAL ENERGY		163,985,050
FINANCIALS - 17.0%
Capital Markets - 2.6%
Charles Schwab Corp.	776,368	10,473,204
Goldman Sachs Group, Inc.	37,684	3,983,952
KKR & Co. LP	232,080	3,307,140
Morgan Stanley	703,302	10,549,530
Northern Trust Corp.	103,788	4,819,915
		33,133,741
Commercial Banks - 6.2%
BB&T Corp.	91,710	2,892,533
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	83,074	$ 3,136,874
Comerica, Inc.	69,400	2,131,274
Standard Chartered PLC (United Kingdom)	83,281	1,840,088
SunTrust Banks, Inc.	367,595	9,252,366
U.S. Bancorp	409,690	13,687,743
Wells Fargo & Co.	1,318,547	44,870,154
		77,811,032
Diversified Financial Services - 6.4%
Bank of America Corp.	653,435	5,220,946
Citigroup, Inc.	562,674	16,717,045
CME Group, Inc.	71,345	3,916,841
JPMorgan Chase & Co.	1,250,066	46,427,451
KKR Financial Holdings LLC	849,584	7,671,744
		79,954,027
Insurance - 1.4%
Genworth Financial, Inc. Class A (a)	546,167	2,889,223
Lincoln National Corp.	172,173	3,997,857
MetLife, Inc.	304,269	10,384,701
		17,271,781
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	415,792	490,635
Radian Group, Inc. (d)	1,356,168	4,556,724
		5,047,359
TOTAL FINANCIALS		213,217,940
HEALTH CARE - 13.4%
Biotechnology - 2.4%
Achillion Pharmaceuticals, Inc. (a)	64,400	452,732
Amgen, Inc.	159,462	13,382,051
ARIAD Pharmaceuticals, Inc. (a)	52,195	1,073,129
AVEO Pharmaceuticals, Inc. (a)	58,300	559,097
Clovis Oncology, Inc.	30,900	540,441
Dynavax Technologies Corp. (a)	339,338	1,326,812
Exelixis, Inc. (a)	123,100	545,333
Gentium SpA sponsored ADR (a)	235,850	2,370,293
Infinity Pharmaceuticals, Inc. (a)	158,653	2,881,138
Merrimack Pharmaceuticals, Inc.	23,500	187,060
NPS Pharmaceuticals, Inc. (a)	11,900	90,678
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoGenex Pharmaceuticals, Inc. (a)	16,700	$ 228,623
Synageva BioPharma Corp. (a)	61,694	3,082,232
Theravance, Inc. (a)	50,700	1,352,169
ZIOPHARM Oncology, Inc. (a)	319,140	1,586,126
		29,657,914
Health Care Equipment & Supplies - 1.8%
Alere, Inc. (a)	911,742	17,122,515
Align Technology, Inc. (a)	18,800	638,260
Haemonetics Corp. (a)	10,310	759,538
Insulet Corp. (a)	80,852	1,695,466
Mako Surgical Corp. (a)(d)	22,900	377,392
Masimo Corp. (a)	32,110	708,989
St. Jude Medical, Inc.	39,800	1,502,848
		22,805,008
Health Care Providers & Services - 2.7%
Aetna, Inc.	144,034	5,532,346
Air Methods Corp. (a)	8,300	967,282
Brookdale Senior Living, Inc. (a)	91,728	1,993,249
HMS Holdings Corp. (a)	18,700	644,402
McKesson Corp.	132,530	11,544,688
WellPoint, Inc.	221,145	13,239,951
		33,921,918
Health Care Technology - 0.1%
HealthStream, Inc. (a)	13,340	379,123
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	77,143	3,246,177
QIAGEN NV (a)(d)	225,605	4,002,233
Thermo Fisher Scientific, Inc.	31,200	1,789,320
		9,037,730
Pharmaceuticals - 5.7%
Abbott Laboratories	149,725	9,812,977
Cardiome Pharma Corp. (a)	697,937	228,926
Eli Lilly & Co.	84,318	3,786,721
GlaxoSmithKline PLC sponsored ADR	102,689	4,671,323
Johnson & Johnson	154,813	10,439,041
Merck & Co., Inc.	460,680	19,832,274
Optimer Pharmaceuticals, Inc. (a)	89,500	1,345,185
Pfizer, Inc.	699,157	16,681,886
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	139,900	$ 3,721,340
XenoPort, Inc. (a)	114,387	1,066,087
		71,585,760
TOTAL HEALTH CARE		167,387,453
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.4%
Esterline Technologies Corp. (a)	23,326	1,394,895
Honeywell International, Inc.	113,280	6,621,216
Raytheon Co.	82,999	4,691,103
Rockwell Collins, Inc.	152,820	7,468,313
The Boeing Co.	68,304	4,876,906
United Technologies Corp.	65,265	5,211,410
		30,263,843
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	30,918	1,750,268
United Parcel Service, Inc. Class B	77,325	5,707,358
		7,457,626
Building Products - 0.8%
Owens Corning (a)	262,496	8,756,867
Quanex Building Products Corp.	101,578	1,777,615
		10,534,482
Commercial Services & Supplies - 0.6%
Herman Miller, Inc.	50,773	993,120
Interface, Inc.	290,163	3,983,938
Republic Services, Inc.	69,300	1,916,145
		6,893,203
Electrical Equipment - 1.1%
AMETEK, Inc.	73,800	2,532,078
Emerson Electric Co.	69,655	3,532,902
GrafTech International Ltd. (a)	168,578	1,579,576
Regal-Beloit Corp.	22,700	1,544,962
Roper Industries, Inc.	41,435	4,259,104
		13,448,622
Industrial Conglomerates - 2.9%
Danaher Corp.	39,150	2,097,266
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,380,658	$ 28,593,427
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	244,761	5,597,684
		36,288,377
Machinery - 1.4%
Cummins, Inc.	5,100	495,261
Illinois Tool Works, Inc.	49,521	2,936,100
Ingersoll-Rand PLC	271,522	12,696,369
Invensys PLC	277,900	1,065,651
Joy Global, Inc.	17,400	928,812
		18,122,193
Professional Services - 1.2%
Acacia Research Corp. (f)	37,000	974,580
Acacia Research Corp. - Acacia Technologies (a)	203,376	5,356,924
Bureau Veritas SA	41,810	3,857,375
Michael Page International PLC	730,378	4,202,864
		14,391,743
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
Class A (a)(e)	55,900	1,152,658
Class A (a)	11,800	243,316
		1,395,974
TOTAL INDUSTRIALS		138,796,063
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	93,500	1,784,915
Brocade Communications Systems, Inc. (a)	308,978	1,792,072
Cisco Systems, Inc.	776,556	14,816,688
Juniper Networks, Inc. (a)	181,534	3,165,953
Polycom, Inc. (a)	201,500	2,099,630
QUALCOMM, Inc.	102,850	6,321,161
Riverbed Technology, Inc. (a)	95,200	1,903,048
		31,883,467
Computers & Peripherals - 6.4%
Apple, Inc.	104,965	69,826,914
EMC Corp. (a)	264,583	6,955,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc. (a)	20,600	$ 577,212
Hewlett-Packard Co.	203,939	3,442,490
		80,802,503
Electronic Equipment & Components - 0.5%
Aeroflex Holding Corp. (a)	295,178	2,095,764
Corning, Inc.	339,580	4,071,564
		6,167,328
Internet Software & Services - 2.8%
Cornerstone OnDemand, Inc. (a)	71,554	1,918,363
Demandware, Inc.	13,300	345,800
Google, Inc. Class A (a)	46,376	31,771,734
SciQuest, Inc. (a)	34,855	587,307
		34,623,204
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	125,492	8,066,626
Fidelity National Information Services, Inc.	147,224	4,637,556
IBM Corp.	40,131	7,819,525
MasterCard, Inc. Class A	40,800	17,254,320
Paychex, Inc.	361,205	12,013,678
The Western Union Co.	349,862	6,161,070
Visa, Inc. Class A	92,330	11,841,323
		67,794,098
Semiconductors & Semiconductor Equipment - 0.7%
Axcelis Technologies, Inc. (a)	11,100	11,655
Lam Research Corp. (a)	86,234	2,943,166
NXP Semiconductors NV (a)	260,502	6,074,907
		9,029,728
Software - 4.0%
Citrix Systems, Inc. (a)	37,279	2,896,206
Concur Technologies, Inc. (a)	36,424	2,637,098
Imperva, Inc.	8,400	254,436
Informatica Corp. (a)	26,170	853,142
Kenexa Corp. (a)	38,100	1,746,504
Microsoft Corp.	796,051	24,534,292
Nuance Communications, Inc. (a)	130,534	3,113,236
Oracle Corp.	275,103	8,707,010
Red Hat, Inc. (a)	1,664	93,251
salesforce.com, Inc. (a)	21,600	3,135,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc.	3,200	$ 99,520
VMware, Inc. Class A (a)	16,100	1,433,544
		49,504,127
TOTAL INFORMATION TECHNOLOGY		279,804,455
MATERIALS - 0.7%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	24,200	1,203,950
W.R. Grace & Co. (a)	90,550	5,230,168
		6,434,118
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	28,479	1,901,543
TOTAL MATERIALS		8,335,661
UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp.	60,782	2,656,173
TOTAL COMMON STOCKS (Cost $1,074,060,986)		1,233,145,254
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	97,200	5,024,810
Volkswagen AG	43,581	7,696,192
		12,721,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,857,645)		12,721,002
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f) (Cost $605,000)	$ 605,000	$ 446,914
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	3,277,935	3,277,935
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,252,364	6,252,364
TOTAL MONEY MARKET FUNDS (Cost $9,530,299)		9,530,299
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,094,053,930)		1,255,843,469
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,356,054)
NET ASSETS - 100%		$ 1,253,487,415
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,152,658 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,421,494 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 1,359,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 605,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,903
Fidelity Securities Lending Cash Central Fund	153,476
Total	$ 159,379
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,440,490	$ 162,440,490	$ -	$ -
Consumer Staples	109,242,971	109,242,971	-	-
Energy	163,985,050	155,957,216	8,027,834	-
Financials	213,217,940	213,217,940	-	-
Health Care	167,387,453	167,387,453	-	-
Industrials	138,796,063	138,796,063	-	-
Information Technology	279,804,455	279,804,455	-	-
Materials	8,335,661	8,335,661	-	-
Utilities	2,656,173	2,656,173	-	-
Corporate Bonds	446,914	-	446,914	-
Money Market Funds	9,530,299	9,530,299	-	-
Total Investments in Securities:	$ 1,255,843,469	$ 1,247,368,721	$ 8,474,748	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,104,795,606. Net unrealized appreciation aggregated $151,047,863, of which $235,746,476 related to appreciated investment securities and $84,698,613 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805739.108

EPG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.3%
Automobiles - 2.2%
Harley-Davidson, Inc.	1,289,064	$ 54,089
Tesla Motors, Inc. (a)(d)	391,531	11,166
		65,255
Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes SA	912,900	13,586
Kroton Educacional SA unit (a)	743,800	12,165
		25,751
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	455,000	6,011
Chipotle Mexican Grill, Inc. (a)	23,400	6,754
Dunkin' Brands Group, Inc. (d)	374,936	10,922
McDonald's Corp.	287,773	25,753
Panera Bread Co. Class A (a)	28,300	4,384
Sonic Corp. (a)	354,353	3,320
Starbucks Corp.	667,801	33,130
Yum! Brands, Inc.	180,422	11,496
		101,770
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	110,158	7,937
Tupperware Brands Corp.	92,676	4,956
		12,893
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	176,280	43,758
Media - 1.5%
Comcast Corp. Class A (special) (non-vtg.)	519,228	17,067
Discovery Communications, Inc. Class C (non-vtg.) (a)	335,509	17,383
Pandora Media, Inc. (a)	512,300	6,142
The Walt Disney Co.	93,100	4,606
		45,198
Multiline Retail - 1.3%
Dollarama, Inc. (d)	566,945	34,106
Dollarama, Inc. (a)(e)	108,600	6,533
		40,639
Specialty Retail - 5.5%
Bed Bath & Beyond, Inc. (a)	97,706	6,563
Dick's Sporting Goods, Inc.	62,100	3,090
GNC Holdings, Inc.	772,126	29,997
Home Depot, Inc.	798,250	45,301
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	166,009	$ 11,773
Ross Stores, Inc.	403,366	27,909
TJX Companies, Inc.	486,482	22,276
Vitamin Shoppe, Inc. (a)	393,711	21,107
		168,016
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	92,700	6,043
Michael Kors Holdings Ltd.	71,200	3,841
NIKE, Inc. Class B	119,052	11,591
		21,475
TOTAL CONSUMER DISCRETIONARY		524,755
CONSUMER STAPLES - 12.1%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	176,189	14,832
Monster Beverage Corp. (a)	225,482	13,288
SABMiller PLC	380,100	16,775
The Coca-Cola Co.	1,574,372	58,882
		103,777
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	94,000	9,200
Drogasil SA	18,298	194
Wal-Mart Stores, Inc.	301,900	21,918
Whole Foods Market, Inc.	195,556	18,920
		50,232
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,054,691	25,640
Mead Johnson Nutrition Co. Class A	82,534	6,052
The Hershey Co.	327,800	23,543
Want Want China Holdings Ltd.	1,942,000	2,404
		57,639
Household Products - 1.4%
Colgate-Palmolive Co.	394,555	41,945
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	73,380	4,399
Herbalife Ltd.	608,849	29,462
		33,861
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.6%
Altria Group, Inc.	94,330	$ 3,203
British American Tobacco PLC sponsored ADR	261,900	27,431
Philip Morris International, Inc.	497,500	44,427
Swedish Match Co. AB	126,600	5,261
		80,322
TOTAL CONSUMER STAPLES		367,776
ENERGY - 7.7%
Energy Equipment & Services - 4.0%
Cameron International Corp. (a)	310,642	16,995
Dresser-Rand Group, Inc. (a)	267,404	13,536
National Oilwell Varco, Inc.	473,770	37,333
Noble Corp.	42,251	1,611
Oceaneering International, Inc.	330,477	17,694
Poseidon Concepts Corp. (d)	1,036,100	15,503
Schlumberger Ltd.	230,716	16,699
		119,371
Oil, Gas & Consumable Fuels - 3.7%
Atlas Pipeline Partners, LP	368,996	12,819
Concho Resources, Inc. (a)	182,387	16,367
Kosmos Energy Ltd. (a)	779,798	7,548
Markwest Energy Partners LP	131,240	6,969
Noble Energy, Inc.	71,400	6,276
Phillips 66	305,000	12,810
Pioneer Natural Resources Co.	118,902	11,576
Targa Resources Corp.	176,969	8,011
Valero Energy Corp.	442,593	13,835
Williams Companies, Inc.	509,000	16,425
		112,636
TOTAL ENERGY		232,007
FINANCIALS - 2.1%
Capital Markets - 0.4%
GP Investments Ltd. (depositary receipt) (a)	1,061,775	2,328
Invesco Ltd.	450,428	10,666
		12,994
Commercial Banks - 0.2%
First Republic Bank	149,700	4,894
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd.	222,140	$ 2,951
Shriram Transport Finance Co. Ltd.	479,634	5,487
		8,438
Real Estate Investment Trusts - 1.2%
American Tower Corp.	421,017	29,640
Public Storage	58,730	8,549
		38,189
TOTAL FINANCIALS		64,515
HEALTH CARE - 8.7%
Biotechnology - 2.9%
Aegerion Pharmaceuticals, Inc. (a)	92,900	1,293
Amgen, Inc.	279,300	23,439
AVEO Pharmaceuticals, Inc. (a)(d)	636,214	6,101
Biogen Idec, Inc. (a)	232,299	34,053
Biovitrum AB (a)	1,792,331	6,956
Cytokinetics, Inc.	1,427,700	1,084
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	18
Gilead Sciences, Inc. (a)	211,558	12,205
Grifols SA ADR	140,301	2,886
		88,035
Health Care Equipment & Supplies - 0.3%
Align Technology, Inc. (a)	86,400	2,933
Conceptus, Inc. (a)	210,200	3,996
Edwards Lifesciences Corp. (a)	18,600	1,899
		8,828
Health Care Providers & Services - 3.3%
Apollo Hospitals Enterprise Ltd.	123,835	1,402
Express Scripts Holding Co. (a)	1,505,215	94,257
Qualicorp SA (a)	469,300	4,612
		100,271
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	66,593	2,802
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	141,997	$ 22,309
Valeant Pharmaceuticals International, Inc. (Canada) (a)	828,254	42,406
		64,715
TOTAL HEALTH CARE		264,651
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	209,140	12,224
Precision Castparts Corp.	134,647	21,689
Textron, Inc.	372,956	9,965
TransDigm Group, Inc. (a)	109,394	15,164
United Technologies Corp.	134,437	10,735
		69,777
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	101,015	7,456
Building Products - 0.3%
USG Corp. (a)(d)	403,200	8,290
Commercial Services & Supplies - 0.1%
Aggreko PLC	46,700	1,750
Encore Capital Group, Inc. (a)	94,700	2,654
		4,404
Electrical Equipment - 1.4%
Hubbell, Inc. Class B	144,510	11,679
Regal-Beloit Corp.	211,333	14,383
Roper Industries, Inc.	145,566	14,963
		41,025
Industrial Conglomerates - 0.5%
Danaher Corp.	284,694	15,251
Machinery - 1.0%
CLARCOR, Inc.	195,561	9,414
Graco, Inc.	136,715	6,754
Ingersoll-Rand PLC	329,943	15,428
		31,596
Professional Services - 2.2%
Corporate Executive Board Co.	384,015	17,880
Equifax, Inc.	640,494	29,322
IHS, Inc. Class A (a)	167,827	19,139
		66,341
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	58,200	$ 3,052
Union Pacific Corp.	84,100	10,213
		13,265
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. Class A	111,458	7,724
W.W. Grainger, Inc.	100,762	20,753
		28,477
TOTAL INDUSTRIALS		285,882
INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 3.5%
QUALCOMM, Inc.	1,485,664	91,309
Riverbed Technology, Inc. (a)	771,182	15,416
		106,725
Computers & Peripherals - 13.9%
Apple, Inc.	582,292	387,367
SanDisk Corp. (a)	802,910	33,096
		420,463
Electronic Equipment & Components - 0.4%
InvenSense, Inc. (d)	1,019,131	12,821
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	60,595	6,753
Bankrate, Inc. (a)	797,976	13,709
Blucora, Inc. (a)	493,349	7,603
CoStar Group, Inc. (a)	87,636	7,120
eBay, Inc. (a)	458,184	21,750
Google, Inc. Class A (a)	74,587	51,099
Liquidity Services, Inc. (a)	476,894	24,984
MercadoLibre, Inc. (d)	198,600	15,805
Rackspace Hosting, Inc. (a)	106,500	6,388
SPS Commerce, Inc. (a)	239,491	8,370
VeriSign, Inc. (a)	961,480	45,843
		209,424
IT Services - 2.2%
Cardtronics, Inc. (a)	222,219	6,278
ExlService Holdings, Inc. (a)	114,557	2,952
Gartner, Inc. Class A (a)	63,600	3,141
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	440,818	$ 13,392
Visa, Inc. Class A	328,618	42,145
		67,908
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	209,500	7,821
ASML Holding NV	805,466	45,726
Avago Technologies Ltd.	576,798	21,094
Broadcom Corp. Class A	768,623	27,309
Cirrus Logic, Inc. (a)	143,163	5,966
Ezchip Semiconductor Ltd. (a)	245,500	8,300
MagnaChip Semiconductor Corp. (a)	544,248	7,353
PMC-Sierra, Inc. (a)	747,709	4,374
Texas Instruments, Inc.	594,042	17,251
		145,194
Software - 5.3%
ANSYS, Inc. (a)	183,640	12,800
Citrix Systems, Inc. (a)	519,776	40,381
Computer Modelling Group Ltd.	384,700	7,083
Intuit, Inc.	212,051	12,413
Red Hat, Inc. (a)	201,800	11,309
salesforce.com, Inc. (a)	259,973	37,743
SolarWinds, Inc. (a)	417,669	22,922
VMware, Inc. Class A (a)	162,648	14,482
		159,133
TOTAL INFORMATION TECHNOLOGY		1,121,668
MATERIALS - 2.3%
Chemicals - 2.2%
Albemarle Corp.	49,500	2,709
FMC Corp.	395,000	21,456
Monsanto Co.	362,947	31,616
Sherwin-Williams Co.	83,600	11,961
		67,742
Metals & Mining - 0.1%
Kenmare Resources PLC (a)	3,586,851	2,181
TOTAL MATERIALS		69,923
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	367,488	$ 21,968
TOTAL COMMON STOCKS (Cost $2,327,026)		2,953,145
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.17% (b)	91,507,227	91,507
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	85,694,519	85,695
TOTAL MONEY MARKET FUNDS (Cost $177,202)		177,202
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,504,228)		3,130,347
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(96,335)
NET ASSETS - 100%		$ 3,034,012
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,533,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	1,210
Total	$ 1,290
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 524,755	$ 524,755	$ -	$ -
Consumer Staples	367,776	367,776	-	-
Energy	232,007	232,007	-	-
Financials	64,515	64,515	-	-
Health Care	264,651	242,324	22,327	-
Industrials	285,882	285,882	-	-
Information Technology	1,121,668	1,121,668	-	-
Materials	69,923	69,923	-	-
Telecommunication Services	21,968	21,968	-	-
Money Market Funds	177,202	177,202	-	-
Total Investments in Securities:	$ 3,130,347	$ 3,108,020	$ 22,327	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $2,512,709,000. Net unrealized appreciation aggregated $617,638,000, of which $695,958,000 related to appreciated investment securities and $78,320,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805773.108

ATQG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	7,243	$ 249,594
Chipotle Mexican Grill, Inc. (a)	1,100	317,504
McDonald's Corp.	2,984	267,038
Starbucks Corp.	7,060	350,247
		1,184,383
Household Durables - 0.4%
Toll Brothers, Inc. (a)	5,480	179,306
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	2,802	695,540
Priceline.com, Inc. (a)	470	284,148
		979,688
Media - 2.7%
Comcast Corp. Class A	23,377	783,831
Discovery Communications, Inc. (a)	3,900	213,876
Time Warner, Inc.	5,353	222,417
		1,220,124
Multiline Retail - 0.6%
Dollar General Corp. (a)	5,645	288,290
Specialty Retail - 4.6%
American Eagle Outfitters, Inc.	3,029	67,365
AutoZone, Inc. (a)	610	220,600
DSW, Inc. Class A	4,100	264,532
GNC Holdings, Inc.	4,717	183,255
Home Depot, Inc.	13,646	774,411
Limited Brands, Inc.	3,635	176,661
TJX Companies, Inc.	8,400	384,636
		2,071,460
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	1,400	69,328
lululemon athletica, Inc. (a)	3,482	226,992
Michael Kors Holdings Ltd.	6,050	326,398
PVH Corp.	3,200	300,480
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,800	221,198
		1,144,396
TOTAL CONSUMER DISCRETIONARY		7,067,647
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	1,300	$ 109,372
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,800	223,992
Dr Pepper Snapple Group, Inc.	6,310	282,751
PepsiCo, Inc.	3,369	244,017
The Coca-Cola Co.	18,600	695,640
		1,555,772
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	9,058	412,592
Wal-Mart Stores, Inc.	10,670	774,642
		1,187,234
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	2,600	63,206
Kraft Foods, Inc. Class A	5,307	220,400
		283,606
Household Products - 2.1%
Colgate-Palmolive Co.	3,625	385,374
Kimberly-Clark Corp.	4,100	342,760
Procter & Gamble Co.	3,000	201,570
		929,704
Tobacco - 2.4%
Altria Group, Inc.	24,402	828,692
Lorillard, Inc.	1,800	225,918
		1,054,610
TOTAL CONSUMER STAPLES		5,010,926
ENERGY - 5.0%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	3,600	196,956
Halliburton Co.	6,786	222,309
National Oilwell Varco, Inc.	4,200	330,960
Noble Corp.	1,725	65,792
Schlumberger Ltd.	5,380	389,404
		1,205,421
Oil, Gas & Consumable Fuels - 2.3%
Marathon Petroleum Corp.	4,120	213,210
Noble Energy, Inc.	1,700	149,430
Peabody Energy Corp.	2,200	47,586
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	3,699	$ 155,358
Williams Companies, Inc.	14,330	462,429
		1,028,013
TOTAL ENERGY		2,233,434
FINANCIALS - 4.8%
Commercial Banks - 1.9%
City National Corp.	4,350	223,373
SunTrust Banks, Inc.	5,899	148,478
U.S. Bancorp	5,955	198,957
Wells Fargo & Co.	7,786	264,958
		835,766
Consumer Finance - 0.6%
Capital One Financial Corp.	2,500	141,325
SLM Corp.	9,743	153,452
		294,777
Real Estate Investment Trusts - 1.8%
American Tower Corp.	4,750	334,400
CBL & Associates Properties, Inc.	7,400	158,138
Digital Realty Trust, Inc. (d)	2,742	204,306
Sovran Self Storage, Inc.	2,060	117,111
		813,955
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	13,082	226,449
TOTAL FINANCIALS		2,170,947
HEALTH CARE - 12.0%
Biotechnology - 4.8%
Achillion Pharmaceuticals, Inc. (a)	8,450	59,404
ADVENTRX Pharmaceuticals, Inc. (a)(d)	25,510	17,849
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	7,355	551
Alkermes PLC (a)	1,800	33,030
Amgen, Inc.	7,500	629,400
ARIAD Pharmaceuticals, Inc. (a)	2,800	57,568
Biogen Idec, Inc. (a)	2,200	322,498
BioMarin Pharmaceutical, Inc. (a)	4,500	168,030
Dynavax Technologies Corp. (a)	17,800	69,598
Gilead Sciences, Inc. (a)	9,500	548,055
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	4,764	$ 127,056
Vertex Pharmaceuticals, Inc. (a)	2,800	149,324
		2,182,363
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	1,500	147,165
The Cooper Companies, Inc.	2,400	201,240
		348,405
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	5,700	219,564
Brookdale Senior Living, Inc. (a)	5,200	112,996
Catamaran Corp. (a)	1,590	138,007
Express Scripts Holding Co. (a)	5,200	325,624
Laboratory Corp. of America Holdings (a)	5,462	480,383
Qualicorp SA (a)	19,000	186,733
UnitedHealth Group, Inc.	1,924	104,473
		1,567,780
Pharmaceuticals - 2.9%
Eli Lilly & Co.	4,300	193,113
GlaxoSmithKline PLC sponsored ADR	2,300	104,627
Johnson & Johnson	1,503	101,347
Merck & Co., Inc.	6,850	294,893
Sanofi SA sponsored ADR	4,100	167,895
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,400	122,879
ViroPharma, Inc. (a)	1,400	37,240
Watson Pharmaceuticals, Inc. (a)	3,442	280,007
		1,302,001
TOTAL HEALTH CARE		5,400,549
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Raytheon Co.	1,500	84,780
Textron, Inc.	11,400	304,608
United Technologies Corp.	7,100	566,935
		956,323
Construction & Engineering - 1.7%
Fluor Corp.	5,495	282,993
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	7,014	$ 153,607
Quanta Services, Inc. (a)	14,200	340,800
		777,400
Electrical Equipment - 0.5%
Regal-Beloit Corp.	3,200	217,792
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	2,843	148,803
Danaher Corp.	2,981	159,692
		308,495
Machinery - 2.0%
Caterpillar, Inc.	1,507	128,592
Cummins, Inc.	2,700	262,197
Dover Corp.	2,300	132,963
Ingersoll-Rand PLC	5,000	233,800
Snap-On, Inc.	1,731	120,166
		877,718
Marine - 0.2%
Kirby Corp. (a)	1,900	100,035
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	4,475	125,479
Randstad Holding NV	3,500	113,799
		239,278
Road & Rail - 1.3%
Union Pacific Corp.	4,800	582,912
Trading Companies & Distributors - 0.5%
Watsco, Inc.	2,657	200,497
TOTAL INDUSTRIALS		4,260,450
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 2.6%
Motorola Solutions, Inc.	7,464	355,734
QUALCOMM, Inc.	13,325	818,955
		1,174,689
Computers & Peripherals - 9.7%
Apple, Inc.	6,493	4,319,400
Fusion-io, Inc. (a)	1,100	30,822
		4,350,222
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	3,025	$ 109,656
TE Connectivity Ltd.	5,200	182,884
		292,540
Internet Software & Services - 4.7%
Active Network, Inc. (a)	9,699	109,211
eBay, Inc. (a)	9,700	460,459
Facebook, Inc.:
Class A	4,600	83,168
Class B (a)(e)	1,061	17,265
Google, Inc. Class A (a)	2,111	1,446,225
		2,116,328
IT Services - 5.4%
Accenture PLC Class A	7,700	474,320
Cognizant Technology Solutions Corp. Class A (a)	917	58,945
IBM Corp.	3,000	584,550
MasterCard, Inc. Class A	1,000	422,900
Total System Services, Inc.	5,333	123,619
Visa, Inc. Class A	5,784	741,798
		2,406,132
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (Netherlands)	4,300	244,008
Avago Technologies Ltd.	6,500	237,705
Broadcom Corp. Class A	9,722	345,423
NXP Semiconductors NV (a)	6,698	156,197
		983,333
Software - 7.3%
Aspen Technology, Inc. (a)	4,400	107,272
Citrix Systems, Inc. (a)	2,500	194,225
Microsoft Corp.	37,713	1,162,315
Nuance Communications, Inc. (a)	10,854	258,868
Oracle Corp.	32,500	1,028,625
salesforce.com, Inc. (a)	2,725	395,616
VMware, Inc. Class A (a)	1,575	140,238
		3,287,159
TOTAL INFORMATION TECHNOLOGY		14,610,403
Common Stocks - continued
	Shares	Value
MATERIALS - 3.8%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,749	$ 227,012
Albemarle Corp.	1,299	71,094
Ashland, Inc.	3,200	235,616
Eastman Chemical Co.	4,800	265,248
LyondellBasell Industries NV Class A	4,500	219,780
Monsanto Co.	4,633	403,581
The Mosaic Co.	1,100	63,701
		1,486,032
Metals & Mining - 0.5%
Commercial Metals Co.	16,700	212,758
TOTAL MATERIALS		1,698,790
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	4,651	278,037
Vodafone Group PLC sponsored ADR	7,800	225,576
		503,613
TOTAL COMMON STOCKS (Cost $38,998,982)		42,956,759
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.17% (b)	1,740,352	1,740,352
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	218,000	218,000
TOTAL MONEY MARKET FUNDS (Cost $1,958,352)		1,958,352
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $40,957,334)		44,915,111
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(43,310)
NET ASSETS - 100%		$ 44,871,801
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,265 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566
Fidelity Securities Lending Cash Central Fund	14,065
Total	$ 15,631
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,067,647	$ 7,067,647	$ -	$ -
Consumer Staples	5,010,926	4,901,554	109,372	-
Energy	2,233,434	2,233,434	-	-
Financials	2,170,947	2,170,947	-	-
Health Care	5,400,549	5,399,998	551	-
Industrials	4,260,450	4,260,450	-	-
Information Technology	14,610,403	14,349,130	261,273	-
Materials	1,698,790	1,698,790	-	-
Telecommunication Services	503,613	503,613	-	-
Money Market Funds	1,958,352	1,958,352	-	-
Total Investments in Securities:	$ 44,915,111	$ 44,543,915	$ 371,196	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $41,137,148. Net unrealized appreciation aggregated $3,777,963, of which $4,731,454 related to appreciated investment securities and $953,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2012

1.805767.108

REHI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.8%
		Principal Amount (d)	Value
Healthcare - 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,847,625
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		1,790,000	1,915,300
6.75% 10/15/22		1,230,000	1,356,075
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,549,688
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,336,285
			11,004,973
Homebuilders/Real Estate - 1.8%
DDR Corp. 4.625% 7/15/22		288,000	298,665
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	250,510
7.875% 9/1/20		2,437,000	3,020,057
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,040,000	2,933,600
7.625% 6/1/15		1,473,000	1,464,714
HCP, Inc. 3.75% 2/1/16		1,000,000	1,059,279
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,093,782
HMB Capital Trust V 4.0679% 12/15/36 (c)(e)(f)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,114,809
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,080,123
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,110,000
Ventas Realty LP 4.25% 3/1/22		1,000,000	1,069,950
Wrightwood Capital LLC 1.9% 4/20/20 (c)		1,087,392	554,570
			15,050,059
Hotels - 1.7%
FelCor Lodging LP 6.75% 6/1/19		3,000,000	3,217,500
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	912,250
5.875% 6/15/19		450,000	493,875
6% 11/1/20		805,000	889,525
Host Marriott LP 6.375% 3/15/15		812,000	820,632
Times Square Hotel Trust 8.528% 8/1/26 (e)		7,423,210	8,536,691
			14,870,473
TOTAL NONCONVERTIBLE BONDS (Cost $39,104,926)			40,925,505
Asset-Backed Securities - 7.5%
		Principal Amount (d)	Value
Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (e)		$ 1,026,000	$ 1,025,487
Class E, 9.314% 5/24/37 (e)		1,570,000	1,572,198
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5975% 3/23/19 (e)(f)		1,395,691	1,339,863
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.4355% 6/26/34 (e)(f)		254,146	8,033
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (c)(e)		1,500,000	750,000
Series 1998-A Class F, 7.44% 5/15/20 (c)(e)		545,711	54,571
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.737% 3/20/50 (e)(f)		750,000	37,500
Class E, 2.337% 3/20/50 (e)(f)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		3,368,452	3,427,400
Class B, 5.267% 6/25/35 (e)		2,203,500	2,220,026
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (e)(f)		4,925,367	3,644,772
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,595,000	1,569,002
Class B2, 1.8106% 12/28/35 (e)(f)		1,665,000	1,581,750
Class D, 9% 12/28/35 (e)		5,170,000	1,030,381
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (e)(f)		460,000	453,100
Class D, 9% 6/28/38 (e)		4,468,729	2,904,674
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)		1,542,392	1,249,338
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)		1,838,894	1,287,226
Series 2002-IGA Class B, 1.7971% 7/28/35 (e)(f)		148,709	148,709
Series 2004-1A Class H1, 4.1371% 1/28/40 (e)(f)		2,358,514	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.7919% 11/28/39 (e)(f)		1,039,215	31,176
Class F, 5.2919% 11/28/39 (e)(f)		1,107,705	27,693
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)		3,543,347	2,303,175
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7355% 6/25/35 (f)(h)		1,070,000	38,376
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8855% 9/25/46 (e)(f)		1,580,000	553,790
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7855% 8/26/30 (e)(f)		$ 550,000	$ 456,500
Class E, 2.2355% 8/26/30 (e)(f)		1,127,778	563,889
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.8984% 12/28/33 (f)		1,665,000	1,801,928
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (e)(f)		3,810,000	3,390,900
Class C1B, 7.696% 8/28/38 (e)		910,181	728,145
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (e)		1,315,316	1,315,316
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		1,790,000	1,754,200
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		366,047	101,397
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1855% 9/25/46 (e)(f)		1,190,000	261,800
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.0919% 2/5/36 (e)(f)		2,358,869	236
Class E, 4.9419% 2/5/36 (e)(f)		678,156	68
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		778,000	766,330
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (e)(f)		4,815,000	2,407,500
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (e)(f)		7,916,246	7,203,784
Class A1B, 0.7976% 9/25/26 (e)(f)		7,893,000	6,709,050
Class A2A, 0.6876% 9/25/26 (e)(f)		5,896,399	5,807,953
Class A2B, 0.7776% 9/25/26 (e)(f)		630,000	559,125
Class B, 0.8276% 9/25/26 (e)(f)		360,000	295,200
Class C 0.9976% 9/25/26 (e)(f)		1,290,000	1,032,000
Class G, 1.8176% 9/25/26 (e)(f)		496,000	358,360
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.7545% 11/21/40 (e)(f)		1,670,852	1,453,641
TOTAL ASSET-BACKED SECURITIES (Cost $77,515,622)			64,225,562
Collateralized Mortgage Obligations - 3.2%
		Principal Amount (d)	Value
Private Sponsor - 3.1%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(f)		$ 602,547	$ 193,329
Class B4, 6.61% 7/25/32 (e)(f)		581,863	62,859
Series 2002-R2 Class 2B4, 3.7736% 7/25/33 (e)(f)		106,868	36,902
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)		552,376	138,003
Class B4, 5.75% 8/25/43 (e)		168,333	11,760
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)		83,018	54,053
Class B4, 4.5% 10/25/18 (e)		33,207	6,309
Class B5, 4.5% 10/25/18 (e)		48,275	1,219
Series 2003-50:
Class B4, 5% 11/25/18 (e)		104,518	51,070
Class B5, 5% 11/25/18 (e)		103,263	9,120
Series 2003-R1:
Class 2B4, 3.3612% 2/25/43 (e)(f)		81,898	28,946
Class 2B5, 3.3612% 2/25/43 (e)(f)		231,126	28,026
Series 2003-R3 Class B3, 5.5% 11/25/33		191,946	11,370
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		196,403	9,615
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7651% 9/25/19 (e)(f)		77,413	21,912
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17		165,800	66,320
Class 4B4, 7% 10/25/17		315	0
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (e)(f)		5,000,000	5,529,980
Series 2010-K6 Class B, 5.3579% 12/25/46 (e)(f)		6,045,000	6,646,363
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		119,868	60
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,463,890
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		7,500,000	7,559,760
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)		368,108	41,077
Class B2, 7% 2/19/30 (e)		16,512	622
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1903% 7/10/35 (e)(f)		548,687	438,181
Series 2005-A Class B6, 2.2403% 3/10/37 (e)(f)		582,908	38,472
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7403% 12/10/35 (e)(f)		$ 197,316	$ 104,183
Series 2004-A:
Class B7, 4.4903% 2/10/36 (e)(f)		234,213	127,529
Class B9, 9.2403% 2/10/36 (e)(f)		381,300	182,833
Series 2004-B:
Class B8, 4.9903% 2/10/36 (e)(f)		196,304	81,937
Class B9, 8.4903% 2/10/36 (e)(f)		333,151	144,221
Series 2004-C:
Class B7, 3.7403% 9/10/36 (e)(f)		1,173,763	577,139
Class B8, 4.4903% 9/10/36 (e)(f)		1,045,208	415,888
Class B9, 7.2403% 9/10/36 (e)(f)		391,254	131,579
Series 2005-A Class B7, 3.2403% 3/10/37 (e)(f)		1,092,952	34,209
Series 2005-B Class B7, 3.3403% 6/10/37 (e)(f)		731,486	10,972
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.9419% 12/5/36 (e)(f)		4,012,368	401
TOTAL PRIVATE SPONSOR			26,260,109
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		459,209	243,803
Class B4, 7% 9/25/41 (h)		251,484	97,327
Class B5, 7% 9/25/41 (h)		117,542	13,061
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.2524% 2/25/42 (e)(f)		100,538	56,283
Class 3B5, 3.2524% 2/25/42 (e)(f)		78,860	10,666
Class B4, 6% 2/25/42 (e)		11,984	42
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.2568% 1/25/42 (e)(f)		88,438	31,509
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		1,706,313	467,564
Class B4, 5.75% 12/25/42 (h)		431,799	16,279
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3015% 6/25/43 (f)(h)		$ 303,772	$ 92,793
Class 2B5, 3.3015% 6/25/43 (f)(h)		238,853	32,096
TOTAL U.S. GOVERNMENT AGENCY			1,061,423
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,744,764)			27,321,532
Commercial Mortgage Securities - 70.1%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		1,230,000	1,405,390
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4864% 2/14/29 (e)(f)		807,586	845,652
Series 1997-D4:
Class B2, 7.525% 4/14/29		9,788	9,936
Class B5, 7.525% 4/14/29		4,476,925	3,815,159
Series 1997-D5:
Class A6, 7.1354% 2/14/43 (f)		166,441	167,366
Class A7, 7.3754% 2/14/43 (f)		2,865,000	2,880,018
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,380,468
Series 2008-1 Class D, 6.2489% 2/10/51 (e)(f)		1,970,000	698,363
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,867,108
Series 2005-1 Class A3, 4.877% 11/10/42		362,376	362,121
Series 2005-4 Class AJ, 5.038% 7/10/45 (f)		3,070,000	3,052,888
Series 2003-1 Class G, 5.608% 9/11/36 (e)		2,210,000	2,221,753
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(f)		1,650,000	12,870
Class L, 4.637% 7/10/42 (e)(f)		1,690,000	3,051
Series 2005-1 Class CJ, 5.1989% 11/10/42 (f)		4,020,000	4,207,694
Series 2005-4 Class H, 5.1968% 7/10/45 (e)(f)		525,000	54,924
Series 2005-6 Class AJ, 5.1929% 9/10/47 (f)		2,000,000	2,106,648
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.9895% 11/15/15 (e)(f)		3,437,397	3,368,642
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.4995% 3/15/22 (e)(f)		$ 719,583	$ 716,086
Class C, 0.5495% 3/15/22 (e)(f)		3,580,000	3,544,705
Class J, 1.2895% 3/15/22 (e)(f)		4,525,000	4,118,388
Class K, 2.2395% 3/15/22 (e)(f)		4,742,501	2,893,594
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4508% 3/11/39 (f)		3,175,000	3,057,637
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5391% 4/12/38 (f)		2,007,000	2,070,947
Series 1998-C1 Class F, 6% 6/16/30 (e)		675,000	690,872
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		1,005,000	1,015,025
Class H, 5.64% 2/14/31 (e)		1,625,030	1,617,326
Class I, 5.64% 2/14/31 (e)		3,403,602	2,492,617
Series 2003-T10 Class B, 4.84% 3/13/40		2,000,000	2,027,512
Series 2006-T22 Class B, 5.5391% 4/12/38 (e)(f)		1,370,000	1,305,588
Series 2007-BBA8:
Class K, 1.4395% 3/15/22 (e)(f)		1,720,000	1,343,884
Class L, 2.1395% 3/15/22 (e)(f)		3,980,125	2,549,899
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,007,302	4,027,338
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(f)		105,900	57,228
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.4345% 10/25/22 (e)(f)		52,764	30,575
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5599% 12/15/47 (e)(f)		2,200,000	2,399,375
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		1,224,241	1,246,029
Class H, 6.34% 5/18/30 (e)		3,300,000	2,885,424
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,342,864	2,218,846
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		1,997,517	2,046,240
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (e)(f)		4,190,000	3,824,305
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,127,641
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		1,685,797	1,698,440
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
Series 2001-J2A Class F, 6.9937% 7/16/34 (e)(f)		$ 1,583,000	$ 1,745,300
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (e)		179,815	181,797
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(f)		722,003	740,095
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	4,733,593
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,516,148
Class H, 6% 11/17/32		2,938,775	1,272,657
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.2423% 6/10/44 (f)		5,875,000	5,103,618
Series 2005-C6 Class AJ, 5.209% 6/10/44 (f)		4,500,000	4,539,843
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		2,670,000	2,669,554
Series 2012-CR1:
Class C, 5.547% 5/15/45		2,060,000	2,095,022
Class D, 5.547% 5/15/45 (e)		2,570,000	2,068,128
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2 Class E, 5.02% 8/15/45 (e)(f)		3,530,000	2,762,781
Series 2012-LC4:
Class C, 5.8246% 12/10/44 (f)		1,534,000	1,600,246
Class D, 5.8246% 12/10/44 (e)(f)		5,406,000	4,594,235
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		3,176,000	3,247,235
Class F, 4.867% 6/9/28 (e)		4,170,000	3,816,213
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(f)		3,190,000	2,525,364
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,396,622	2,418,067
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,328,730	13,063,928
Class H, 6% 5/17/40 (e)		2,501,083	220,613
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		7,574,000	8,145,269
Class G, 6.75% 11/15/30 (e)		1,065,000	1,172,660
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		200,143	154,951
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (e)(f)		6,026,000	2,110,305
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1395% 2/15/22 (e)(f)		2,374,028	323,373
CRESIX Finance Ltd. Series 2006-AA Class G, 7.2355% 3/25/17 (e)(f)		872,518	828,892
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5568% 11/10/46 (e)(f)		1,000,000	1,038,315
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class E, 5.5568% 11/10/46 (e)(f)		$ 4,470,000	$ 4,117,688
Class F, 5.5568% 11/10/46 (e)(f)		7,130,000	5,791,193
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		7,160,000	7,324,508
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		3,733,573	3,783,107
Series 1998-CG1 Class B4, 7.2123% 6/10/31 (e)(f)		5,777,000	5,912,448
Series 2000-CKP1 Class B3, 7.7593% 11/10/33 (f)		1,620,000	1,614,622
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		8,500,000	8,623,694
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		2,050,000	2,074,283
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (f)(g)		5,370,000	893,837
Series KAIV Class X2, 3.6146% 6/25/46 (f)(g)		2,780,000	599,388
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		473,520	473,650
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(f)		3,007,000	3,219,805
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (e)		1,178,000	1,225,244
Class E, 5.253% 5/5/27 (e)		822,000	848,499
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		1,600,000	1,897,709
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (e)(f)		2,300,000	2,499,815
Series 2011-K10 Class B, 4.5974% 11/25/49 (e)(f)		1,650,000	1,726,514
Series 2011-K11 Class B, 4.4202% 12/25/48 (e)(f)		3,190,000	3,293,468
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		5,660,686	5,660,686
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1456% 7/10/45 (e)(f)		2,277,000	849,797
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,369,277
Series 1997-C2:
Class G, 6.75% 4/15/29 (f)		3,379,894	3,911,835
Class H, 6.75% 4/15/29 (f)		6,130,384	3,622,683
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,830,618	2,905,989
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	5,342,715
Series 1999-C3:
Class J, 6.974% 8/15/36		2,788,000	2,768,066
Class K, 6.974% 8/15/36		5,260,000	2,187,218
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1 Class K, 7% 3/15/33		$ 476,218	$ 359,651
Series 2003-C3 Class H, 5.7108% 4/10/40 (e)(f)		980,000	875,068
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		3,380,000	3,420,131
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(f)		3,210,000	2,958,586
Series 2005-GG3:
Class B, 4.894% 8/10/42 (f)		1,090,000	1,085,354
Class J, 4.685% 8/10/42 (e)(f)		900,000	64,251
Class K, 4.685% 8/10/42 (e)(f)		1,700,000	30,532
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (e)(f)		3,736,000	3,925,408
Series 2004-GG2:
Class J, 5.067% 8/10/38 (e)(f)		420,000	43,218
Class K, 5.067% 8/10/38 (e)(f)		720,000	43,104
Series 2006-RR2:
Class M, 5.608% 6/23/46 (e)(f)		727,000	0
Class N, 5.608% 6/23/46 (e)(f)		91,445	0
Series 2010-C1:
Class D, 5.9937% 8/10/43 (e)(f)		3,750,000	3,923,704
Class E, 4% 8/10/43 (e)		5,951,000	4,422,789
Series 2012-GCJ7:
Class C, 5.722% 5/10/45 (f)		3,650,000	3,781,887
Class D, 5.721% 5/10/45 (e)		5,670,000	4,898,187
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		1,070,000	1,066,148
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2282% 12/10/43 (e)(f)		4,100,000	3,941,847
Series 2011-GC5 Class C, 5.3083% 8/10/44 (e)(f)		7,010,000	7,132,934
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(f)		2,000,000	2,024,676
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		1,409,302	1,734
Class X, 0.627% 10/15/32 (e)(f)(g)		6,364,180	33,062
Series 2002-C1:
Class C, 5.613% 7/12/37		56,310	56,291
Class E, 6.135% 7/12/37 (e)		5,835,000	5,821,638
Series 2003-C1 Class D, 5.192% 1/12/37		1,780,000	1,789,260
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(f)		$ 2,260,000	$ 2,689,522
Class D, 7.4453% 12/5/27 (e)(f)		6,640,000	7,583,903
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		3,590,000	3,795,092
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		4,170,000	4,387,678
Series 2011-C4 Class E, 5.3892% 7/15/46 (e)(f)		2,440,000	2,038,744
Series 2012-CBX:
Class C, 5.1909% 6/16/45 (f)		1,480,000	1,489,059
Class D, 5.1909% 6/16/45 (e)(f)		4,050,000	3,754,920
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,186,678
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,215,000	809,422
Series 2005-LDP5 Class AJ, 5.3162% 12/15/44 (f)		2,020,000	2,025,359
Series 2005-PRKS Class A, 10.0745% 1/15/15 (e)(f)		2,382,127	2,200,609
Series 2010-C2:
Class D, 5.5284% 11/15/43 (e)(f)		3,120,000	3,021,015
Class XB, 0.6692% 11/15/43 (e)(f)(g)		26,860,000	1,131,034
Series 2011-C5 Class C, 5.3142% 8/15/46 (e)(f)		5,803,234	5,798,197
JPMorgan Commercial Mortgage Finance Corp.:
Series 1999-C7:
Class H, 6% 10/15/35 (e)		344,393	344,255
Class NR, 6% 10/15/35 (e)		1,984,100	1,403,588
Series 1999-C8:
Class G, 6% 7/15/31 (e)		801,825	816,759
Class H, 6% 7/15/31 (e)		1,039,634	371,683
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		1,696,004	542,633
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		3,669,175	3,809,003
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1114% 4/25/21 (f)		63,937	44,756
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,181,548
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,152,230
Series 2005-C7:
Class AJ, 5.323% 11/15/40		7,780,000	8,047,010
Class AM, 5.263% 11/15/40 (f)		938,000	1,033,363
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,539,170
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,188,156
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7:
Class M, 5.868% 11/15/33		$ 4,957,000	$ 4,755,552
Class P, 5.868% 11/15/33		1,320,000	845,775
Series 2002-C1 Class K, 6.428% 3/15/34 (e)		2,852,769	2,855,353
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,732,692
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,334,215
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		5,260,000	5,357,610
Series 2005-C7 Class C, 5.35% 11/15/40 (f)		1,140,000	1,066,020
Series 2006-C4:
Class AJ, 5.8892% 6/15/38 (f)		6,665,000	5,937,795
Class AM, 5.8892% 6/15/38 (f)		3,840,000	4,131,671
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1395% 6/15/22 (e)(f)		4,770,000	4,041,154
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6036% 6/25/43 (e)(f)		2,059,000	1,927,107
Series 2011-1 Class B, 5.6036% 6/25/43 (e)(f)		1,924,000	1,976,162
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(f)		1,393,000	423,124
Class M, 5.45% 5/28/40 (e)(f)		1,533,000	159,049
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	420,150
Class G, 4.384% 7/12/37	CAD	275,000	204,605
Class H, 4.384% 7/12/37	CAD	184,000	133,597
Class J, 4.384% 7/12/37	CAD	275,000	194,879
Class K, 4.384% 7/12/37	CAD	275,000	190,231
Class L, 4.384% 7/12/37	CAD	184,000	124,264
Class M, 4.384% 7/12/37	CAD	772,000	441,980
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	571,375
Class G, 4.525% 11/12/37 (f)	CAD	846,000	577,275
Class H, 4.525% 11/12/37 (f)	CAD	235,000	151,352
Class J, 4.525% 11/12/37 (f)	CAD	248,000	149,502
Class K, 4.525% 11/12/37 (f)	CAD	261,000	152,067
Class L, 4.525% 11/12/37 (f)	CAD	248,000	139,687
Class M, 4.525% 11/12/37 (f)	CAD	2,006,355	925,486
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		5,358,268	5,342,499
Series 1998-C3 Class E, 6.7948% 12/15/30 (f)		1,462,000	1,517,995
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		491,744	245,872
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3193% 1/12/44 (f)		$ 1,440,000	$ 1,498,465
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	1,946,511
Class J, 5.695% 7/12/34 (e)		700,000	622,126
Series 2004-MKB1 Class F, 5.6636% 2/12/42 (e)(f)		1,380,000	1,337,886
Series 2006-C1:
Class AJ, 5.6591% 5/12/39 (f)		3,440,000	3,135,825
Class AM, 5.6591% 5/12/39 (f)		700,000	767,362
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (e)		645,951	558,748
Series 2004-C2 Class A, 5.318% 10/15/40 (e)		3,381,965	2,570,293
Series 2004-C1 Class IO, 8.9844% 1/15/37 (e)(f)(g)		561,999	42,150
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		1,074,000	107
Class E, 8.309% 10/15/40 (e)		441,000	44
Class F, 10.223% 10/15/40 (e)		772,000	77
Class G, 12.5199% 10/15/40 (e)(f)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		1,039,000	104
Class E, 8.757% 5/15/44 (e)		738,000	74
Class F, 10.813% 5/15/44 (e)		479,000	48
Class G, 10% 5/15/44 (e)		267,619	27
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.67% 7/15/19 (e)(f)		2,750,000	2,365,000
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (e)		1,570,000	1,291,069
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,471,388	1,473,228
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,992,566
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,217,485
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,411,503
Series 1997-RR:
Class F, 7.3497% 4/30/39 (e)(f)		684,751	629,970
Class G1, 7.3497% 4/30/39 (e)(f)		577,989	14,450
Series 1998-CF1:
Class F, 7.35% 7/15/32 (e)		2,170,000	2,242,196
Class G, 7.35% 7/15/32 (e)		1,469,751	1,042,846
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		1,893,184	1,895,995
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,262,373	1,161,751
Class N, 6.54% 3/15/32 (e)		305,233	48,567
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-WF1:
Class L, 5.91% 11/15/31 (e)		$ 1,071,000	$ 1,111,656
Class N, 5.91% 11/15/31 (e)		1,600,000	1,324,371
Class O, 5.91% 11/15/31 (e)		1,478,486	363,450
Series 2003-IQ5 Class C, 5.3033% 4/15/38 (f)		1,200,000	1,236,572
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,131,122
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,327,215
Series 2011-C1:
Class C, 5.2544% 9/15/47 (e)(f)		1,800,000	1,888,728
Class D, 5.2544% 9/15/47 (e)(f)		7,112,000	6,804,762
Class E, 5.2544% 9/15/47 (e)(f)		1,500,000	1,304,807
Series 2011-C2:
Class D, 5.3177% 6/15/44 (e)(f)		3,830,000	3,680,251
Class E, 5.3177% 6/15/44 (e)(f)		4,900,000	4,230,190
Class F, 5.3177% 6/15/44 (e)(f)		3,620,000	2,867,040
Series 2011-C3:
Class C, 5.3572% 7/15/49 (e)(f)		1,920,000	1,979,169
Class D, 5.357% 7/15/49 (e)		7,530,000	7,113,877
Class E, 5.1844% 7/15/49 (e)(f)		2,630,000	2,253,602
Series 2012-C4 Class D, 5.5266% 3/15/45 (e)(f)		1,950,000	1,864,988
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		1,025,709	1,027,832
Series 2000-PRIN Class C, 7.9131% 2/23/34 (f)		2,519,000	2,790,052
Series 2001-TOP3 Class E, 7.3419% 7/15/33 (e)(f)		1,130,000	989,089
Series 2003-TOP9 Class E, 5.6506% 11/13/36 (e)(f)		630,000	623,609
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		2,494,042	2,549,572
Class G, 5% 8/20/30 (e)		2,427,000	2,478,763
Class J, 5% 8/20/30 (e)		2,240,000	2,172,865
Series 1999-SL Class X, 11/10/30 (f)(g)		360,869	359,967
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	7,555,881
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		2,185,132	2,665,862
RBSCF Trust Series 2010-MB1 Class D, 4.6764% 4/15/24 (e)(f)		5,500,000	5,631,049
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	1,170,000	998,622
Class G, 4.456% 9/12/38 (e)	CAD	585,000	480,041
Class H, 4.456% 9/12/38 (e)	CAD	390,000	301,856
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class J, 4.456% 9/12/38 (e)	CAD	390,000	$ 283,902
Class K, 4.456% 9/12/38 (e)	CAD	195,000	125,538
Class L, 4.456% 9/12/38 (e)	CAD	281,000	169,105
Class M, 4.456% 9/12/38 (e)	CAD	1,400,602	397,838
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,178,834
Class G, 4.57% 4/12/23	CAD	505,000	378,103
Class H, 4.57% 4/12/23	CAD	505,000	363,933
Class J, 4.57% 4/12/23	CAD	505,000	350,398
Class K, 4.57% 4/12/23	CAD	253,000	169,070
Class L, 4.57% 4/12/23	CAD	757,000	487,360
Class M, 4.57% 4/12/23	CAD	2,222,418	683,871
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (c)(e)(f)		384,889	288,666
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (e)(f)		2,500,000	2,560,293
Series 2001-MMA Class E3, 6.5% 2/18/34 (e)(f)		1,360,000	1,395,636
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6163% 8/15/39 (f)		1,150,000	1,215,084
Series 2007-C4 Class F, 5.6163% 8/15/39 (f)		5,345,000	3,732,718
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		1,530,000	1,581,850
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8145% 7/15/24 (e)(f)		2,500,000	1,733,360
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (e)(f)		1,794,000	2,065,265
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		1,330,000	1,559,470
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,489,513
Series 2004-C11:
Class D, 5.3844% 1/15/41 (f)		2,720,000	2,540,194
Class E, 5.4344% 1/15/41 (f)		2,465,000	2,147,801
Series 2004-C12 Class D, 5.3109% 7/15/41 (f)		2,030,000	2,046,325
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	2,026,364
Class C, 5.21% 8/15/41		1,260,000	1,299,351
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (e)(f)		2,300,000	2,253,179
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.578% 11/15/43 (e)(f)(g)		26,055,541	935,342
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)		$ 2,240,000	$ 2,322,869
Class D, 5.549% 3/15/44 (e)(f)		1,370,000	1,234,833
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		2,050,000	1,740,477
Series 2011-C5:
Class C, 5.6367% 11/15/44 (e)(f)		1,670,000	1,794,709
Class D, 5.6367% 11/15/44 (e)(f)		1,295,000	1,244,748
Series 2012-C6 Class D, 5.5639% 4/15/45 (e)(f)		3,250,000	2,758,906
Series 2012-C7 Class C, 5.0065% 6/15/45 (f)		3,793,000	3,805,718
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		7,000,000	7,250,957
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $590,516,116)			598,787,416
Preferred Stocks - 5.7%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,708,000
Nonconvertible Preferred Stocks - 5.5%
Homebuilders/Real Estate - 5.3%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,127,126
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,924,033
Series C, 7.625%	48,000	1,238,400
CBL & Associates Properties, Inc. 7.375%	129,000	3,302,400
Cedar Shopping Centers, Inc. 8.875%	53,125	1,348,844
CenterPoint Properties Trust Series D, 5.377%	1,934	1,131,390
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,000
Series L, 7.375% (a)	71,383	1,838,112
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,658,400
Equity Lifestyle Properties, Inc. 8.034%	137,670	3,510,585
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,647,494
First Potomac Realty Trust 7.75%	80,000	2,048,000
Hersha Hospitality Trust Series B, 8.00%	80,827	2,114,434
LaSalle Hotel Properties Series G, 7.25%	51,925	1,321,491
Lexington Realty Trust 7.55%	20,000	507,400
MFA Financial, Inc. Series A, 8.50%	12,100	313,269
Prologis, Inc. Series R, 6.75%	68,000	1,723,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
PS Business Parks, Inc.:
6.875%	34,911	$ 949,579
Series S, 6.45%	152,000	4,142,000
Public Storage:
Series P, 6.50%	72,680	2,029,952
Series R, 6.35%	47,500	1,311,000
Series S, 5.90%	50,000	1,335,500
Realty Income Corp. Series F, 6.625%	80,000	2,176,000
Regency Centers Corp. Series 6, 6.625%	34,710	937,170
Stag Industrial, Inc. Series A, 9.00%	60,000	1,632,000
Taubman Centers, Inc. Series J, 6.50%	66,277	1,674,157
		45,069,536
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,913,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS		46,983,336
TOTAL PREFERRED STOCKS (Cost $45,543,155)		48,691,336
Floating Rate Loans - 1.8%
	Principal Amount (d)
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	$ 3,548,294	3,379,750
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (f)	3,493,299	3,502,032
CityCenter term loan 8.75% 7/1/13 (f)	521,219	518,613
EOP Operating LP term loan 1.995% 2/5/13 (f)	3,000,000	2,865,000
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/2/12 (f)	4,369,833	3,527,305
		10,412,950
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,500,000	1,515,000
TOTAL FLOATING RATE LOANS (Cost $16,167,012)		15,307,700
Preferred Securities - 0.1%
	Principal Amount (d)	Value
Diversified Financial Services - 0.0%
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	$ 2,515,000	$ 0
Lenox Ltd. Series 2007-1 0% 3/4/45 (e)	1,865,000	0
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	90,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	3,100,000	310,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	33,000
TOTAL PREFERRED SECURITIES (Cost $11,190,811)		433,000
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $54,562,655)	54,562,655	54,562,655
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $870,345,061)		850,254,706
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,748,712
NET ASSETS - 100%		$ 854,003,418
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $475,355,154 or 55.7% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,498,966 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 102,323
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 397,933
Security	Acquisition Date	Acquisition Cost
Class B4, 7% 9/25/41	11/2/01	$ 116,940
Class B5, 7% 9/25/41	11/2/01	$ 25,272
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,285,867
Class B4, 5.75% 12/25/42	3/25/03	$ 229,933
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.3015% 6/25/43	9/29/03	$ 123,360
Class 2B5, 3.3015% 6/25/43	9/29/03	$ 32,602
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7355% 6/25/35	6/3/05	$ 943,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,798
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 48,691,336	$ 45,851,946	$ 1,708,000	$ 1,131,390
Corporate Bonds	40,925,505	-	40,370,935	554,570
Asset-Backed Securities	64,225,562	-	27,729,938	36,495,624
Collateralized Mortgage Obligations	27,321,532	-	23,199,993	4,121,539
Commercial Mortgage Securities	598,787,416	-	512,931,125	85,856,291
Floating Rate Loans	15,307,700	-	10,409,087	4,898,613
Preferred Securities	433,000	-	-	433,000
Money Market Funds	54,562,655	54,562,655	-	-
Total Investments in Securities:	$ 850,254,706	$ 100,414,601	$ 616,349,078	$ 133,491,027
Percentage of Market Value:	$ 100%	$ 11.8%	$ 72.5%	$ 15.7%
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 45,118,750
Total Realized Gain (Loss)	1,242,053
Total Unrealized Gain (Loss)	6,046,099
Cost of Purchases	2,200,442
Proceeds of Sales	(14,400,686)
Amortization/Accretion	(695,803)
Transfers in to Level 3	884,160
Transfers out of Level 3	(3,899,391)
Ending Balance	$ 36,495,624
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ 6,560,540
Commercial Mortgage Securities
Beginning Balance	$ 69,189,716
Total Realized Gain (Loss)	(1,724,157)
Total Unrealized Gain (Loss)	10,812,950
Cost of Purchases	7,886,042
Proceeds of Sales	(13,154,168)
Amortization/Accretion	196,874
Transfers in to Level 3	19,463,294
Transfers out of Level 3	(6,814,260)
Ending Balance	$ 85,856,291
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ 8,234,446
Investments in Securities: - continued
Other Investments in Securities
Beginning Balance	$ 6,618,378
Total Realized Gain (Loss)	(1,402,245)
Total Unrealized Gain (Loss)	3,203,153
Cost of Purchases	2,978,660
Proceeds of Sales	(2,061,487)
Amortization/Accretion	(701,445)
Transfers in to Level 3	2,504,098
Transfers out of Level 3	-
Ending Balance	$ 11,139,112
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2012	$ 1,799,854

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in to Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $870,252,446. Net unrealized depreciation aggregated $19,997,740, of which $60,754,951 related to appreciated investment securities and $80,752,691 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of August 31, 2012, 23% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805747.108

ASCF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.2%
Dorman Products, Inc. (a)	1,300,000	$ 38,324
Sungwoo Hitech Co. Ltd.	800,000	9,561
		47,885
Diversified Consumer Services - 2.2%
Best Bridal, Inc. (e)	15,098	16,417
Grand Canyon Education, Inc. (a)	1,350,000	28,512
Meiko Network Japan Co. Ltd. (d)(e)	2,530,000	25,706
Steiner Leisure Ltd. (a)	262,500	12,269
		82,904
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)(e)	1,380,000	33,148
Einstein Noah Restaurant Group, Inc.	842,095	14,551
Life Time Fitness, Inc. (a)	291,122	13,822
		61,521
Household Durables - 3.4%
Hajime Construction Co. Ltd.	730,500	22,128
Tupperware Brands Corp.	2,002,843	107,107
		129,235
Internet & Catalog Retail - 0.8%
HSN, Inc.	700,000	31,521
Specialty Retail - 7.6%
Aarons, Inc. Class A	1,400,000	41,818
Aeropostale, Inc. (a)	4,056,300	56,504
Ascena Retail Group, Inc. (a)	4,500,000	89,100
Conn's, Inc. (a)(d)	1,189,679	27,553
Genesco, Inc. (a)	400,000	28,260
Jumbo SA	2,750,307	12,281
Penske Automotive Group, Inc.	99,978	2,663
Williams-Sonoma, Inc.	897,106	36,799
		294,978
Textiles, Apparel & Luxury Goods - 3.2%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,236,704	48,469
Steven Madden Ltd. (a)	900,000	38,628
Wolverine World Wide, Inc.	807,580	37,980
		125,077
TOTAL CONSUMER DISCRETIONARY		773,121
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 2.4%
Ain Pharmaciez, Inc.	338,100	$ 22,958
Sundrug Co. Ltd.	890,400	32,422
Tsuruha Holdings, Inc.	550,000	35,890
		91,270
Personal Products - 1.9%
Atrium Innovations, Inc. (a)(e)	2,327,244	26,418
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	43,391
USANA Health Sciences, Inc. (a)	86,512	3,923
		73,732
TOTAL CONSUMER STAPLES		165,002
ENERGY - 7.0%
Energy Equipment & Services - 5.3%
Cal Dive International, Inc. (a)(d)	1,995,097	2,973
Cathedral Energy Services Ltd. (e)	2,894,920	19,089
Pason Systems, Inc.	2,204,900	33,283
SEACOR Holdings, Inc. (a)	380,000	32,684
Superior Energy Services, Inc. (a)	1,270,100	26,380
TETRA Technologies, Inc. (a)(e)	4,388,735	28,132
Unit Corp. (a)	983,100	39,108
Western Energy Services Corp. (a)(f)	1,080,720	7,543
Western Energy Services Corp.	2,519,525	17,585
		206,777
Oil, Gas & Consumable Fuels - 1.7%
Hargreaves Services PLC	1,220,807	13,928
Sunoco Logistics Partners LP	243,730	11,370
World Fuel Services Corp.	1,086,026	40,411
		65,709
TOTAL ENERGY		272,486
FINANCIALS - 11.9%
Commercial Banks - 1.3%
Banco ABC Brasil SA (a)	54,735	324
Commerce Bancshares, Inc.	174,862	7,035
East West Bancorp, Inc.	1,300,000	28,522
SVB Financial Group (a)	277,921	16,117
		51,998
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.4%
EZCORP, Inc. (non-vtg.) Class A (a)	2,400,000	$ 54,360
Diversified Financial Services - 0.7%
Davis + Henderson Corp. (d)	1,300,000	26,073
Insurance - 7.6%
HCC Insurance Holdings, Inc.	1,700,000	56,236
National Financial Partners Corp. (a)	1,793,500	26,436
Primerica, Inc.	1,900,000	55,404
ProAssurance Corp.	450,000	40,154
Reinsurance Group of America, Inc.	940,000	55,216
StanCorp Financial Group, Inc.	900,000	28,098
Torchmark Corp.	600,000	30,708
		292,252
Real Estate Investment Trusts - 0.6%
Rouse Properties, Inc. (d)	1,652,696	22,972
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	379,200	12,667
TOTAL FINANCIALS		460,322
HEALTH CARE - 14.5%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	500,000	27,060
Health Care Equipment & Supplies - 2.1%
COLTENE Holding AG	34,193	928
DENTSPLY International, Inc.	800,000	29,016
Guerbet	47,978	4,151
ResMed, Inc.	55,966	2,103
The Cooper Companies, Inc.	550,000	46,118
		82,316
Health Care Providers & Services - 11.7%
AmSurg Corp. (a)	1,300,000	38,233
Centene Corp. (a)	1,250,000	50,763
Community Health Systems, Inc. (a)	1,400,000	37,856
HealthSouth Corp. (a)	1,000,000	22,900
Healthways, Inc. (a)(e)	3,000,000	31,440
Henry Schein, Inc. (a)	400,000	30,724
MEDNAX, Inc. (a)	460,096	31,875
Molina Healthcare, Inc. (a)(e)	2,500,000	60,600
Omnicare, Inc.	1,100,000	35,618
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc. (e)	1,400,000	$ 41,216
Universal Health Services, Inc. Class B	1,759,600	70,296
		451,521
TOTAL HEALTH CARE		560,897
INDUSTRIALS - 19.4%
Aerospace & Defense - 7.6%
Curtiss-Wright Corp.	1,021,982	30,721
Esterline Technologies Corp. (a)(e)	1,735,547	103,786
Moog, Inc. Class A (a)	1,909,435	69,943
QinetiQ Group PLC	16,862,605	45,786
Teledyne Technologies, Inc. (a)	700,000	45,157
		295,393
Commercial Services & Supplies - 2.6%
Mitie Group PLC	6,500,000	29,508
The Geo Group, Inc.	1,203,163	31,655
Unifirst Corp. Massachusetts	599,997	38,106
		99,269
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	2,338,463	45,343
Badger Daylighting Ltd. (d)(e)	866,400	22,694
Cosco International Holdings Ltd.	13,128,000	5,078
Imtech NV	800,000	20,688
		93,803
Machinery - 1.1%
Actuant Corp. Class A	1,200,000	33,744
Hy-Lok Corp.	400,000	7,038
		40,782
Marine - 0.1%
SITC International Holdings Co. Ltd.	21,080,000	5,191
Professional Services - 4.1%
Benefit One, Inc. (e)	13,358	13,191
CBIZ, Inc. (a)(d)(e)	5,563,124	30,820
en-japan, Inc.	3,128	3,252
FTI Consulting, Inc. (a)	2,030,000	52,800
Navigant Consulting, Inc. (a)	1,873,694	20,704
Stantec, Inc.	1,200,000	38,407
		159,174
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Landstar System, Inc.	327,537	$ 15,483
Trading Companies & Distributors - 1.1%
WESCO International, Inc. (a)	700,000	40,446
TOTAL INDUSTRIALS		749,541
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.9%
BYD Electronic International Co. Ltd.	5,262,500	1,065
NETGEAR, Inc. (a)	950,000	34,742
		35,807
Electronic Equipment & Components - 3.0%
Insight Enterprises, Inc. (a)(e)	4,411,206	79,225
PC Connection, Inc.	813,525	9,917
ScanSource, Inc. (a)	850,069	25,706
Vishay Precision Group, Inc. (a)	97,672	1,322
		116,170
Internet Software & Services - 1.6%
Perficient, Inc. (a)(e)	2,800,000	29,988
Stamps.com, Inc. (a)(e)	1,400,000	30,996
		60,984
IT Services - 6.6%
Acxiom Corp. (a)	2,900,000	49,474
EPAM Systems, Inc.	1,758,374	30,772
Euronet Worldwide, Inc. (a)	1,700,000	30,192
ExlService Holdings, Inc. (a)	18,264	471
Groupe Steria SCA	1,064,047	14,501
iGate Corp. (a)(e)	5,625,850	90,632
Sopra Group SA	104,178	5,078
Wright Express Corp. (a)	500,000	32,920
		254,040
Software - 3.2%
Axway Software SA	415,579	5,813
JDA Software Group, Inc. (a)	726,521	22,377
NIIT Technologies Ltd. (e)	3,779,405	18,923
Progress Software Corp. (a)	2,200,000	42,306
Simplex Holdings, Inc. (e)	37,211	13,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SWORD Group (e)	822,265	$ 12,556
Zensar Technologies Ltd. (e)	2,500,000	11,096
		126,323
TOTAL INFORMATION TECHNOLOGY		593,324
MATERIALS - 3.4%
Chemicals - 0.4%
FUCHS PETROLUB AG	189,815	10,458
PolyOne Corp.	419,555	6,621
		17,079
Metals & Mining - 3.0%
Aurubis AG	450,000	24,372
Maharashtra Seamless Ltd.	757,367	4,492
Reliance Steel & Aluminum Co.	700,000	36,001
SunCoke Energy, Inc. (a)	3,101,045	49,059
		113,924
TOTAL MATERIALS		131,003
TOTAL COMMON STOCKS (Cost $3,376,210)		3,705,696
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.17% (b)	232,705,728	232,706
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	52,356,380	52,356
TOTAL MONEY MARKET FUNDS (Cost $285,062)		285,062
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $4,945)	$ 4,945	$ 4,945
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $3,666,217)		3,995,703
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(127,011)
NET ASSETS - 100%		$ 3,868,692
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,543,000 or 0.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,945,000 due 9/04/12 at 0.19%
Barclays Capital, Inc.	$ 1,372
Merrill Lynch, Pierce, Fenner & Smith, Inc.	994
UBS Securities LLC	2,579
$ 4,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 199
Fidelity Securities Lending Cash Central Fund	1,542
Total	$ 1,741
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acxiom Corp.	$ 68,242	$ -	$ 35,392	$ -	$ -
Aeropostale, Inc.	62,913	-	-	-	-
AFC Enterprises, Inc.	38,177	-	20,385	-	33,148
Alpha & Omega Semiconductor Ltd.	14,440	-	12,779	-	-
AmSurg Corp.	60,138	-	26,425	-	-
Atrium Innovations, Inc.	25,525	1,521	-	-	26,418
Badger Daylighting Ltd.	-	22,727	-	353	22,694
Benchmark Electronics, Inc.	44,808	-	48,223	-	-
Benefit One, Inc.	8,756	-	-	448	13,191
Best Bridal, Inc.	12,041	2,485	-	330	16,417
Career Education Corp.	-	36,241	22,161	-	-
Cathedral Energy Services Ltd.	17,323	1,676	-	499	19,089
CBIZ, Inc.	33,490	-	-	-	30,820
centrotherm photovoltaics AG	17,833	-	1,939	-	-
COLTENE Holding AG	12,215	-	8,682	370	-
Cutera, Inc.	8,880	-	7,712	-	-
DSP Group, Inc.	7,429	-	7,615	-	-
Einstein Noah Restaurant Group, Inc.	15,888	-	4,416	316	-
Electro Scientific Industries, Inc.	19,782	-	22,720	97	-
EPIQ Systems, Inc.	43,282	-	37,581	204	-
eResearchTechnology, Inc.	17,821	-	30,661	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Esterline Technologies Corp.	$ 75,546	$ 18,254	$ -	$ -	$ 103,786
Euronet Worldwide, Inc.	76,406	-	45,947	-	-
FTI Consulting, Inc.	136,425	16,987	52,429	-	-
Groupe Steria SCA	48,634	219	23,116	1,009	-
Healthways, Inc.	21,762	-	3,532	-	31,440
iGate Corp.	87,313	-	-	-	90,632
Insight Enterprises, Inc.	60,087	4,935	-	-	79,225
JDA Software Group, Inc.	99,524	-	73,080	-	-
Meiko Network Japan Co. Ltd.	21,959	-	-	738	25,706
Molina Healthcare, Inc.	83,353	-	42,237	-	60,600
National Financial Partners Corp.	30,052	-	6,004	-	-
Navigant Consulting, Inc.	29,705	-	8,829	-	-
NIIT Technologies Ltd.	14,983	304	-	532	18,923
Perficient, Inc.	19,267	6,912	-	-	29,988
Prestige Brands Holdings, Inc.	26,694	-	-	-	43,391
Simplex Holdings, Inc.	8,396	4,721	-	208	13,252
Stamps.com, Inc.	-	30,729	-	-	30,996
SWORD Group	11,061	3,365	-	1,267	12,556
TETRA Technologies, Inc.	65,159	-	18,224	-	28,132
The Ensign Group, Inc.	-	40,106	-	6	41,216
TNS, Inc.	51,188	-	46,790	-	-
ViaSat, Inc.	114,802	-	107,864	-	-
Vishay Precision Group, Inc.	17,536	-	15,410	-	-
VSE Corp.	13,389	-	12,641	74	-
WNS Holdings Ltd. sponsored ADR	39,575	3,338	35,455	-	-
Zensar Technologies Ltd.	5,422	1,382	-	294	11,096
Total	$ 1,687,221	$ 195,902	$ 778,249	$ 6,745	$ 782,716
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 773,121	$ 708,870	$ 64,251	$ -
Consumer Staples	165,002	73,732	91,270	-
Energy	272,486	272,486	-	-
Financials	460,322	447,655	12,667	-
Health Care	560,897	560,897	-	-
Industrials	749,541	733,098	16,443	-
Information Technology	593,324	580,072	13,252	-
Materials	131,003	131,003	-	-
Money Market Funds	285,062	285,062	-	-
Cash Equivalents	4,945	-	4,945	-
Total Investments in Securities:	$ 3,995,703	$ 3,792,875	$ 202,828	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $3,666,295,000. Net unrealized appreciation aggregated $329,408,000, of which $557,585,000 related to appreciated investment securities and $228,177,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805748.108

SO-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,674
Delphi Automotive PLC	416,377	12,612
TRW Automotive Holdings Corp. (a)	153,100	6,692
		21,978
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	36,387	2,639
General Motors Co. (a)	190,200	4,061
Volkswagen AG	18,856	3,071
		9,771
Diversified Consumer Services - 1.0%
Service Corporation International	744,250	9,705
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,249
Cedar Fair LP (depository unit)	231,920	7,442
Wyndham Worldwide Corp.	203,867	10,630
		21,321
Household Durables - 5.4%
KB Home (d)	243,794	2,691
Lennar Corp. Class A (d)	212,200	6,882
PulteGroup, Inc. (a)	1,283,825	17,563
Ryland Group, Inc.	151,400	4,059
Standard Pacific Corp. (a)(d)	2,278,393	15,265
Techtronic Industries Co. Ltd.	3,985,500	6,053
		52,513
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	272,197	10,210
Media - 2.1%
Omnicom Group, Inc.	125,512	6,448
Regal Entertainment Group Class A (d)	379,300	5,272
Valassis Communications, Inc. (a)(d)	349,089	8,752
		20,472
Multiline Retail - 3.4%
Target Corp.	381,409	24,445
The Bon-Ton Stores, Inc. (d)	788,137	8,268
		32,713
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	483,141	$ 13,378
GameStop Corp. Class A (d)	958,013	18,279
		31,657
TOTAL CONSUMER DISCRETIONARY		210,340
CONSUMER STAPLES - 7.5%
Beverages - 5.9%
Cott Corp. (a)(e)	6,920,243	57,145
Food Products - 1.6%
Bunge Ltd.	54,100	3,443
Calavo Growers, Inc. (d)	232,028	6,135
SunOpta, Inc. (a)	1,029,085	6,175
		15,753
TOTAL CONSUMER STAPLES		72,898
ENERGY - 5.4%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (a)	386,786	7,786
Ensco PLC Class A	76,900	4,412
Halliburton Co.	187,200	6,133
		18,331
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	526,700	3,129
Denbury Resources, Inc. (a)	280,580	4,346
HollyFrontier Corp.	159,900	6,442
Marathon Oil Corp.	159,000	4,423
Valero Energy Corp.	333,900	10,438
Williams Companies, Inc.	154,500	4,986
		33,764
TOTAL ENERGY		52,095
FINANCIALS - 10.3%
Commercial Banks - 3.7%
BB&T Corp.	449,231	14,169
Regions Financial Corp.	812,863	5,658
U.S. Bancorp	486,584	16,257
		36,084
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.8%
AFLAC, Inc.	495,486	$ 22,882
American International Group, Inc. (a)	344,200	11,816
Lincoln National Corp.	731,682	16,990
Unum Group	245,860	4,797
		56,485
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	4,601
Host Hotels & Resorts, Inc.	210,800	3,225
		7,826
TOTAL FINANCIALS		100,395
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	764,800	4,130
C.R. Bard, Inc.	76,900	7,545
Covidien PLC	114,575	6,422
		18,097
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	7,859
Universal Health Services, Inc. Class B	284,414	11,362
		19,221
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	184,300	6,849
PerkinElmer, Inc.	211,600	5,777
		12,626
Pharmaceuticals - 4.2%
Johnson & Johnson	191,600	12,920
Sanofi SA sponsored ADR	503,244	20,608
Zogenix, Inc. (a)(d)	3,171,431	7,516
		41,044
TOTAL HEALTH CARE		90,988
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	177,500	8,696
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	101,822	$ 6,089
Textron, Inc.	223,717	5,978
		20,763
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,387
Owens Corning (a)	73,911	2,466
		5,853
Commercial Services & Supplies - 0.3%
Quad/Graphics, Inc. (d)	151,856	2,782
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,325
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,187
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,761
Deere & Co.	112,300	8,435
Ingersoll-Rand PLC	212,400	9,932
Stanley Black & Decker, Inc.	74,137	4,877
		27,005
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	388
TOTAL INDUSTRIALS		70,303
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	4,108
Computers & Peripherals - 1.7%
Apple, Inc.	20,800	13,837
SanDisk Corp. (a)	76,493	3,153
		16,990
Electronic Equipment & Components - 1.0%
Anixter International, Inc.	69,980	4,208
Arrow Electronics, Inc. (a)	139,657	5,063
		9,271
IT Services - 0.9%
Fidelity National Information Services, Inc.	268,430	8,456
Office Electronics - 0.4%
Xerox Corp.	572,377	4,218
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.8%
Fairchild Semiconductor International, Inc. (a)	320,000	$ 4,646
Intersil Corp. Class A	345,143	3,048
KLA-Tencor Corp.	174,580	8,958
Lam Research Corp. (a)	119,553	4,080
MagnaChip Semiconductor Corp. (a)	676,300	9,137
Marvell Technology Group Ltd.	815,300	8,300
Micron Technology, Inc. (a)	455,483	2,829
ON Semiconductor Corp. (a)	1,214,770	7,568
Spansion, Inc. Class A	641,043	7,327
		55,893
Software - 1.8%
Comverse Technology, Inc. (a)	665	4
Microsoft Corp.	438,024	13,500
Nuance Communications, Inc. (a)	152,500	3,637
		17,141
TOTAL INFORMATION TECHNOLOGY		116,077
MATERIALS - 13.1%
Chemicals - 12.2%
Ashland, Inc.	86,800	6,391
Innophos Holdings, Inc.	225,433	10,661
LyondellBasell Industries NV Class A	1,457,392	71,173
PPG Industries, Inc.	180,800	19,892
W.R. Grace & Co. (a)	185,728	10,728
		118,845
Metals & Mining - 0.9%
Carpenter Technology Corp.	86,796	4,102
Haynes International, Inc.	18,860	919
Newcrest Mining Ltd.	127,118	3,237
		8,258
TOTAL MATERIALS		127,103
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	194,621	8,225
Level 3 Communications, Inc. (a)	569,139	12,265
		20,490
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	200,423	$ 1,251
TOTAL TELECOMMUNICATION SERVICES		21,741
UTILITIES - 5.4%
Electric Utilities - 0.6%
FirstEnergy Corp.	130,269	5,693
Independent Power Producers & Energy Traders - 3.5%
Calpine Corp. (a)	839,263	14,729
The AES Corp.	1,721,200	19,604
		34,333
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,060
Sempra Energy	108,039	7,152
		12,212
TOTAL UTILITIES		52,238
TOTAL COMMON STOCKS (Cost $786,358)		914,178
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	448
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $851)	$ 1,087	783
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	53,436,917	$ 53,437
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	48,347,768	48,348
TOTAL MONEY MARKET FUNDS (Cost $101,785)		101,785
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $891,225)		1,017,194
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(46,503)
NET ASSETS - 100%		$ 970,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,231,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	713
Total	$ 754
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 57,145
Total	$ 38,217	$ 5,848	$ -	$ -	$ 57,145
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,788	$ 210,340	$ 448	$ -
Consumer Staples	72,898	72,898	-	-
Energy	52,095	52,095	-	-
Financials	100,395	100,395	-	-
Health Care	90,988	90,988	-	-
Industrials	70,303	70,303	-	-
Information Technology	116,077	116,077	-	-
Materials	127,103	127,103	-	-
Telecommunication Services	21,741	21,741	-	-
Utilities	52,238	52,238	-	-
Corporate Bonds	783	-	783	-
Money Market Funds	101,785	101,785	-	-
Total Investments in Securities:	$ 1,017,194	$ 1,015,963	$ 1,231	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $895,394,000. Net unrealized appreciation aggregated $121,800,000, of which $189,971,000 related to appreciated investment securities and $68,171,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

August 31, 2012

1.806763.108

SOI-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,674
Delphi Automotive PLC	416,377	12,612
TRW Automotive Holdings Corp. (a)	153,100	6,692
		21,978
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	36,387	2,639
General Motors Co. (a)	190,200	4,061
Volkswagen AG	18,856	3,071
		9,771
Diversified Consumer Services - 1.0%
Service Corporation International	744,250	9,705
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,249
Cedar Fair LP (depository unit)	231,920	7,442
Wyndham Worldwide Corp.	203,867	10,630
		21,321
Household Durables - 5.4%
KB Home (d)	243,794	2,691
Lennar Corp. Class A (d)	212,200	6,882
PulteGroup, Inc. (a)	1,283,825	17,563
Ryland Group, Inc.	151,400	4,059
Standard Pacific Corp. (a)(d)	2,278,393	15,265
Techtronic Industries Co. Ltd.	3,985,500	6,053
		52,513
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	272,197	10,210
Media - 2.1%
Omnicom Group, Inc.	125,512	6,448
Regal Entertainment Group Class A (d)	379,300	5,272
Valassis Communications, Inc. (a)(d)	349,089	8,752
		20,472
Multiline Retail - 3.4%
Target Corp.	381,409	24,445
The Bon-Ton Stores, Inc. (d)	788,137	8,268
		32,713
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	483,141	$ 13,378
GameStop Corp. Class A (d)	958,013	18,279
		31,657
TOTAL CONSUMER DISCRETIONARY		210,340
CONSUMER STAPLES - 7.5%
Beverages - 5.9%
Cott Corp. (a)(e)	6,920,243	57,145
Food Products - 1.6%
Bunge Ltd.	54,100	3,443
Calavo Growers, Inc. (d)	232,028	6,135
SunOpta, Inc. (a)	1,029,085	6,175
		15,753
TOTAL CONSUMER STAPLES		72,898
ENERGY - 5.4%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (a)	386,786	7,786
Ensco PLC Class A	76,900	4,412
Halliburton Co.	187,200	6,133
		18,331
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	526,700	3,129
Denbury Resources, Inc. (a)	280,580	4,346
HollyFrontier Corp.	159,900	6,442
Marathon Oil Corp.	159,000	4,423
Valero Energy Corp.	333,900	10,438
Williams Companies, Inc.	154,500	4,986
		33,764
TOTAL ENERGY		52,095
FINANCIALS - 10.3%
Commercial Banks - 3.7%
BB&T Corp.	449,231	14,169
Regions Financial Corp.	812,863	5,658
U.S. Bancorp	486,584	16,257
		36,084
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.8%
AFLAC, Inc.	495,486	$ 22,882
American International Group, Inc. (a)	344,200	11,816
Lincoln National Corp.	731,682	16,990
Unum Group	245,860	4,797
		56,485
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	4,601
Host Hotels & Resorts, Inc.	210,800	3,225
		7,826
TOTAL FINANCIALS		100,395
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	764,800	4,130
C.R. Bard, Inc.	76,900	7,545
Covidien PLC	114,575	6,422
		18,097
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	7,859
Universal Health Services, Inc. Class B	284,414	11,362
		19,221
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	184,300	6,849
PerkinElmer, Inc.	211,600	5,777
		12,626
Pharmaceuticals - 4.2%
Johnson & Johnson	191,600	12,920
Sanofi SA sponsored ADR	503,244	20,608
Zogenix, Inc. (a)(d)	3,171,431	7,516
		41,044
TOTAL HEALTH CARE		90,988
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	177,500	8,696
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	101,822	$ 6,089
Textron, Inc.	223,717	5,978
		20,763
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,387
Owens Corning (a)	73,911	2,466
		5,853
Commercial Services & Supplies - 0.3%
Quad/Graphics, Inc. (d)	151,856	2,782
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,325
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,187
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,761
Deere & Co.	112,300	8,435
Ingersoll-Rand PLC	212,400	9,932
Stanley Black & Decker, Inc.	74,137	4,877
		27,005
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	388
TOTAL INDUSTRIALS		70,303
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	4,108
Computers & Peripherals - 1.7%
Apple, Inc.	20,800	13,837
SanDisk Corp. (a)	76,493	3,153
		16,990
Electronic Equipment & Components - 1.0%
Anixter International, Inc.	69,980	4,208
Arrow Electronics, Inc. (a)	139,657	5,063
		9,271
IT Services - 0.9%
Fidelity National Information Services, Inc.	268,430	8,456
Office Electronics - 0.4%
Xerox Corp.	572,377	4,218
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.8%
Fairchild Semiconductor International, Inc. (a)	320,000	$ 4,646
Intersil Corp. Class A	345,143	3,048
KLA-Tencor Corp.	174,580	8,958
Lam Research Corp. (a)	119,553	4,080
MagnaChip Semiconductor Corp. (a)	676,300	9,137
Marvell Technology Group Ltd.	815,300	8,300
Micron Technology, Inc. (a)	455,483	2,829
ON Semiconductor Corp. (a)	1,214,770	7,568
Spansion, Inc. Class A	641,043	7,327
		55,893
Software - 1.8%
Comverse Technology, Inc. (a)	665	4
Microsoft Corp.	438,024	13,500
Nuance Communications, Inc. (a)	152,500	3,637
		17,141
TOTAL INFORMATION TECHNOLOGY		116,077
MATERIALS - 13.1%
Chemicals - 12.2%
Ashland, Inc.	86,800	6,391
Innophos Holdings, Inc.	225,433	10,661
LyondellBasell Industries NV Class A	1,457,392	71,173
PPG Industries, Inc.	180,800	19,892
W.R. Grace & Co. (a)	185,728	10,728
		118,845
Metals & Mining - 0.9%
Carpenter Technology Corp.	86,796	4,102
Haynes International, Inc.	18,860	919
Newcrest Mining Ltd.	127,118	3,237
		8,258
TOTAL MATERIALS		127,103
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	194,621	8,225
Level 3 Communications, Inc. (a)	569,139	12,265
		20,490
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	200,423	$ 1,251
TOTAL TELECOMMUNICATION SERVICES		21,741
UTILITIES - 5.4%
Electric Utilities - 0.6%
FirstEnergy Corp.	130,269	5,693
Independent Power Producers & Energy Traders - 3.5%
Calpine Corp. (a)	839,263	14,729
The AES Corp.	1,721,200	19,604
		34,333
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,060
Sempra Energy	108,039	7,152
		12,212
TOTAL UTILITIES		52,238
TOTAL COMMON STOCKS (Cost $786,358)		914,178
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	448
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $851)	$ 1,087	783
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	53,436,917	$ 53,437
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	48,347,768	48,348
TOTAL MONEY MARKET FUNDS (Cost $101,785)		101,785
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $891,225)		1,017,194
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(46,503)
NET ASSETS - 100%		$ 970,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,231,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	713
Total	$ 754
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 57,145
Total	$ 38,217	$ 5,848	$ -	$ -	$ 57,145
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,788	$ 210,340	$ 448	$ -
Consumer Staples	72,898	72,898	-	-
Energy	52,095	52,095	-	-
Financials	100,395	100,395	-	-
Health Care	90,988	90,988	-	-
Industrials	70,303	70,303	-	-
Information Technology	116,077	116,077	-	-
Materials	127,103	127,103	-	-
Telecommunication Services	21,741	21,741	-	-
Utilities	52,238	52,238	-	-
Corporate Bonds	783	-	783	-
Money Market Funds	101,785	101,785	-	-
Total Investments in Securities:	$ 1,017,194	$ 1,015,963	$ 1,231	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $895,394,000. Net unrealized appreciation aggregated $121,800,000, of which $189,971,000 related to appreciated investment securities and $68,171,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805757.108

AEV-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,100	$ 331,854
Media - 7.5%
Comcast Corp. Class A	43,450	1,456,879
John Wiley & Sons, Inc. Class A	13,715	676,698
McGraw-Hill Companies, Inc.	13,700	701,440
The Walt Disney Co.	12,295	608,234
Time Warner Cable, Inc.	10,257	911,027
Viacom, Inc. Class B (non-vtg.)	13,300	665,133
		5,019,411
Multiline Retail - 2.0%
Kohl's Corp.	10,100	527,220
Target Corp.	12,700	813,943
		1,341,163
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	11,300	803,656
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	5,300	308,089
TOTAL CONSUMER DISCRETIONARY		7,804,173
CONSUMER STAPLES - 10.1%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	4,744	399,350
PepsiCo, Inc.	3,400	246,262
SABMiller PLC	7,600	335,421
		981,033
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	22,600	1,029,430
Walgreen Co.	16,800	600,768
		1,630,198
Food Products - 1.8%
The J.M. Smucker Co.	8,700	739,239
Unilever NV (NY Reg.)	13,845	481,529
		1,220,768
Household Products - 2.7%
Colgate-Palmolive Co.	3,439	365,600
Procter & Gamble Co.	14,442	970,358
Reckitt Benckiser Group PLC	9,100	514,400
		1,850,358
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	6,500	$ 680,810
Lorillard, Inc.	3,600	451,836
		1,132,646
TOTAL CONSUMER STAPLES		6,815,003
ENERGY - 12.6%
Energy Equipment & Services - 1.6%
National Oilwell Varco, Inc.	8,600	677,680
Transocean Ltd. (United States)	7,565	370,912
		1,048,592
Oil, Gas & Consumable Fuels - 11.0%
BP PLC sponsored ADR	19,100	803,346
Chevron Corp.	28,097	3,151,357
Exxon Mobil Corp.	27,600	2,409,480
Royal Dutch Shell PLC Class A sponsored ADR	11,657	815,640
Scorpio Tankers, Inc. (a)	40,200	213,864
		7,393,687
TOTAL ENERGY		8,442,279
FINANCIALS - 21.3%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	34,600	779,884
Commercial Banks - 6.4%
CIT Group, Inc. (a)	200	7,552
PNC Financial Services Group, Inc.	10,800	671,328
U.S. Bancorp	45,266	1,512,337
Wells Fargo & Co.	61,803	2,103,156
		4,294,373
Consumer Finance - 0.9%
Capital One Financial Corp.	10,843	612,955
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	41,095	1,526,268
Moody's Corp.	17,617	697,633
		2,223,901
Insurance - 7.2%
ACE Ltd.	4,700	346,531
AFLAC, Inc.	17,799	821,958
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aon PLC	13,300	$ 691,068
Berkshire Hathaway, Inc. Class B (a)	28,687	2,419,462
Brasil Insurance Participacoes e Administracao SA	24,100	231,514
MetLife, Inc.	9,490	323,894
		4,834,427
Real Estate Investment Trusts - 2.3%
CBL & Associates Properties, Inc.	27,150	580,196
Public Storage	3,400	494,904
Rayonier, Inc.	10,100	494,799
		1,569,899
TOTAL FINANCIALS		14,315,439
HEALTH CARE - 14.4%
Biotechnology - 0.8%
Amgen, Inc.	6,700	562,264
Health Care Equipment & Supplies - 1.9%
Covidien PLC	13,900	779,095
Stryker Corp.	9,400	500,644
		1,279,739
Health Care Providers & Services - 6.1%
Aetna, Inc.	9,400	361,054
Chemed Corp.	3,870	255,536
Express Scripts Holding Co. (a)	6,200	388,244
Humana, Inc.	4,500	315,360
Laboratory Corp. of America Holdings (a)	6,400	562,880
McKesson Corp.	6,429	560,030
UnitedHealth Group, Inc.	19,100	1,037,130
WellPoint, Inc.	10,100	604,687
		4,084,921
Pharmaceuticals - 5.6%
Endo Pharmaceuticals Holdings, Inc. (a)	5,579	177,524
GlaxoSmithKline PLC sponsored ADR	16,161	735,164
Johnson & Johnson	4,108	277,002
Merck & Co., Inc.	33,030	1,421,942
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	24,429	$ 582,876
Sanofi SA sponsored ADR	14,530	595,004
		3,789,512
TOTAL HEALTH CARE		9,716,436
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.8%
United Technologies Corp.	6,847	546,733
Electrical Equipment - 0.5%
Emerson Electric Co.	6,960	353,011
Industrial Conglomerates - 2.9%
3M Co.	9,400	870,440
Danaher Corp.	6,300	337,491
General Electric Co.	35,147	727,894
		1,935,825
Machinery - 0.7%
Stanley Black & Decker, Inc.	6,600	434,148
Marine - 0.6%
Kirby Corp. (a)	7,903	416,093
Professional Services - 1.0%
Dun & Bradstreet Corp.	6,935	561,388
Nielsen Holdings B.V. (a)	4,700	131,788
		693,176
TOTAL INDUSTRIALS		4,378,986
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.8%
Cisco Systems, Inc.	71,400	1,362,312
Motorola Solutions, Inc.	10,900	519,494
		1,881,806
Computers & Peripherals - 2.6%
Apple, Inc.	600	399,144
EMC Corp. (a)	13,100	344,399
Hewlett-Packard Co.	30,152	508,966
Lexmark International, Inc. Class A (d)	22,688	492,556
		1,745,065
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.3%
Amdocs Ltd.	11,600	$ 373,984
Fiserv, Inc. (a)	10,300	734,493
IBM Corp.	1,800	350,730
MasterCard, Inc. Class A	1,170	494,793
Teletech Holdings, Inc. (a)	21,500	354,965
Visa, Inc. Class A	4,600	589,950
		2,898,915
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	15,000	435,600
Software - 1.6%
Microsoft Corp.	17,400	536,268
Oracle Corp.	17,142	542,544
		1,078,812
TOTAL INFORMATION TECHNOLOGY		8,040,198
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,200	594,576
Sigma Aldrich Corp.	6,600	468,798
		1,063,374
Containers & Packaging - 0.8%
Ball Corp.	12,700	535,559
TOTAL MATERIALS		1,598,933
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	13,100	553,606
UTILITIES - 4.8%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	14,200	610,458
Duke Energy Corp.	10,200	660,756
Edison International	14,793	647,785
NextEra Energy, Inc.	10,000	673,100
PPL Corp.	21,002	615,989
		3,208,088
TOTAL COMMON STOCKS (Cost $58,094,674)		64,873,141
Convertible Bonds - 0.2%
	Principal Amount	Value
INDUSTRIALS - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $178,800)	$ 230,000	$ 179,113
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,180,779	2,180,779
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	497,200	497,200
TOTAL MONEY MARKET FUNDS (Cost $2,677,979)		2,677,979
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $60,951,453)		67,730,233
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(502,558)
NET ASSETS - 100%		$ 67,227,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,708
Fidelity Securities Lending Cash Central Fund	4,119
Total	$ 5,827
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,804,173	$ 7,804,173	$ -	$ -
Consumer Staples	6,815,003	6,815,003	-	-
Energy	8,442,279	8,442,279	-	-
Financials	14,315,439	14,315,439	-	-
Health Care	9,716,436	9,716,436	-	-
Industrials	4,378,986	4,378,986	-	-
Information Technology	8,040,198	8,040,198	-	-
Materials	1,598,933	1,598,933	-	-
Telecommunication Services	553,606	553,606	-	-
Utilities	3,208,088	3,208,088	-	-
Corporate Bonds	179,113	-	179,113	-
Money Market Funds	2,677,979	2,677,979	-	-
Total Investments in Securities:	$ 67,730,233	$ 67,551,120	$ 179,113	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $61,426,720. Net unrealized appreciation aggregated $6,303,513, of which $7,823,362 related to appreciated investment securities and $1,519,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805740.108

GO-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
Tenneco, Inc. (a)	124,700	$ 3,787
Automobiles - 0.0%
Tesla Motors, Inc. (a)	18,100	516
Hotels, Restaurants & Leisure - 3.1%
Arcos Dorados Holdings, Inc.	222,600	2,941
BJ's Restaurants, Inc. (a)	188,200	7,726
Buffalo Wild Wings, Inc. (a)	34,900	2,680
Chipotle Mexican Grill, Inc. (a)	26,000	7,505
Chuy's Holdings, Inc.	77,000	1,588
Dunkin' Brands Group, Inc.	132,951	3,873
Hyatt Hotels Corp. Class A (a)	69,700	2,644
Las Vegas Sands Corp. warrants 11/16/13 (a)	10,800	6,626
McDonald's Corp.	133,200	11,920
Starbucks Corp.	182,900	9,074
Starwood Hotels & Resorts Worldwide, Inc.	131,100	7,228
The Cheesecake Factory, Inc.	61,100	2,029
		65,834
Household Durables - 2.1%
iRobot Corp. (a)(d)	52,400	1,320
Lennar Corp. Class A (d)	719,800	23,343
SodaStream International Ltd. (a)	79,889	3,083
Tempur-Pedic International, Inc. (a)	28,954	905
Toll Brothers, Inc. (a)	348,800	11,413
Tupperware Brands Corp.	54,600	2,920
		42,984
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	107,500	26,685
Kayak Software Corp.	2,100	57
Priceline.com, Inc. (a)	3,100	1,874
TripAdvisor, Inc.	44,600	1,491
		30,107
Media - 1.5%
Comcast Corp. Class A	93,800	3,145
DIRECTV (a)	158,000	8,230
DreamWorks Animation SKG, Inc. Class A (a)	50,200	852
IMAX Corp. (a)	398,800	8,060
Lions Gate Entertainment Corp. (a)(d)	257,200	3,801
The Walt Disney Co.	141,100	6,980
		31,068
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
JCPenney Co., Inc.	376,700	$ 9,824
Target Corp.	132,100	8,466
		18,290
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	70,600	2,541
Bed Bath & Beyond, Inc. (a)	62,900	4,225
DSW, Inc. Class A	63,800	4,116
Five Below, Inc.	2,100	67
Francescas Holdings Corp. (a)	166,300	5,875
Home Depot, Inc.	206,600	11,725
Lumber Liquidators Holdings, Inc. (a)(d)	392,100	18,295
Staples, Inc.	76,300	833
Ulta Salon, Cosmetics & Fragrance, Inc.	76,000	7,144
		54,821
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	56,500	3,284
Fifth & Pacific Companies, Inc. (a)	347,300	4,602
Fossil, Inc. (a)	197,300	16,761
lululemon athletica, Inc. (a)(d)	830,916	54,167
Michael Kors Holdings Ltd.	275,100	14,842
NIKE, Inc. Class B	72,900	7,098
Prada SpA	490,800	3,781
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	100,900	2,187
Steven Madden Ltd. (a)	161,800	6,944
Under Armour, Inc. Class A (sub. vtg.) (a)	16,500	960
		114,626
TOTAL CONSUMER DISCRETIONARY		362,033
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Monster Beverage Corp. (a)	62,500	3,683
PepsiCo, Inc.	174,500	12,639
The Coca-Cola Co.	610,200	22,821
		39,143
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	65,400	6,401
Drogasil SA	20,617	218
Fresh Market, Inc. (a)	56,433	3,257
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	239,280	$ 17,372
Whole Foods Market, Inc.	92,700	8,969
		36,217
Food Products - 0.8%
Green Mountain Coffee Roasters, Inc. (a)(d)	419,600	10,200
Mead Johnson Nutrition Co. Class A	91,600	6,717
		16,917
Household Products - 0.5%
Church & Dwight Co., Inc.	79,000	4,324
Procter & Gamble Co.	98,200	6,598
		10,922
Personal Products - 1.3%
Avon Products, Inc.	89,842	1,388
Herbalife Ltd.	517,400	25,037
		26,425
Tobacco - 2.5%
Altria Group, Inc.	468,400	15,907
Lorillard, Inc.	36,500	4,581
Philip Morris International, Inc.	347,950	31,072
		51,560
TOTAL CONSUMER STAPLES		181,184
ENERGY - 4.3%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	73,240	3,431
Halliburton Co.	118,300	3,876
National Oilwell Varco, Inc.	81,188	6,398
Schlumberger Ltd.	312,000	22,583
		36,288
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	72,900	5,050
Chesapeake Energy Corp. (d)	111,364	2,155
Concho Resources, Inc. (a)	52,800	4,738
Continental Resources, Inc. (a)	28,000	2,074
EOG Resources, Inc.	20,600	2,231
Hess Corp.	129,700	6,554
Noble Energy, Inc.	39,800	3,498
Occidental Petroleum Corp.	139,800	11,884
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	60,600	$ 1,311
Plains Exploration & Production Co. (a)	224,800	8,839
Valero Energy Corp.	156,000	4,877
		53,211
TOTAL ENERGY		89,499
FINANCIALS - 3.2%
Capital Markets - 0.4%
Charles Schwab Corp.	323,700	4,367
Goldman Sachs Group, Inc.	20,291	2,145
T. Rowe Price Group, Inc.	27,000	1,659
		8,171
Commercial Banks - 0.3%
Signature Bank (a)	28,700	1,855
Wells Fargo & Co.	147,800	5,030
		6,885
Consumer Finance - 1.5%
Discover Financial Services	836,733	32,407
Diversified Financial Services - 0.7%
Bank of America Corp.	149,600	1,195
BM&F Bovespa SA	747,958	3,961
CME Group, Inc.	22,000	1,208
JPMorgan Chase & Co.	219,800	8,163
		14,527
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	25,978	4,123
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	109,200	2,093
TOTAL FINANCIALS		68,206
HEALTH CARE - 17.9%
Biotechnology - 13.5%
Alexion Pharmaceuticals, Inc. (a)	77,300	8,287
Alkermes PLC (a)	862,400	15,825
Alnylam Pharmaceuticals, Inc. (a)	44,400	812
Amarin Corp. PLC ADR (a)(d)	265,000	3,628
Amgen, Inc.	192,600	16,163
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	40,900	$ 5,996
Celgene Corp. (a)	55,235	3,979
Cepheid, Inc. (a)	262,953	9,924
Exelixis, Inc. (a)(d)	2,162,111	9,578
Gilead Sciences, Inc. (a)	204,100	11,775
ImmunoGen, Inc. (a)(d)	1,437,883	20,691
Immunomedics, Inc. (a)(d)	1,385,487	4,669
InterMune, Inc. (a)	137,800	1,016
Ironwood Pharmaceuticals, Inc. Class A (a)	153,000	1,917
Isis Pharmaceuticals, Inc. (a)(d)	1,299,953	17,692
Lexicon Pharmaceuticals, Inc. (a)	8,576,304	19,211
Merrimack Pharmaceuticals, Inc.	55,200	439
Metabolix, Inc. (a)(d)	377,795	631
NPS Pharmaceuticals, Inc. (a)	287,100	2,188
Regeneron Pharmaceuticals, Inc. (a)	494,100	73,152
Rigel Pharmaceuticals, Inc. (a)	852,348	7,944
Seattle Genetics, Inc. (a)(d)	1,507,067	39,998
Transition Therapeutics, Inc. (a)	537,433	1,290
Transition Therapeutics, Inc. (f)	346,464	832
Vertex Pharmaceuticals, Inc. (a)	77,090	4,111
		281,748
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	53,600	3,145
Cyberonics, Inc. (a)	73,000	3,645
		6,790
Health Care Providers & Services - 0.8%
Catamaran Corp. (a)	58,000	5,034
Express Scripts Holding Co. (a)	155,967	9,767
McKesson Corp.	20,900	1,821
		16,622
Health Care Technology - 0.2%
athenahealth, Inc. (a)	35,200	3,111
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	19,300	812
Pharmaceuticals - 3.1%
Abbott Laboratories	153,000	10,028
Allergan, Inc.	82,200	7,080
Auxilium Pharmaceuticals, Inc. (a)	134,600	3,136
Bristol-Myers Squibb Co.	250,300	8,262
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	1,149,500	$ 13,058
Johnson & Johnson	44,000	2,967
MAP Pharmaceuticals, Inc. (a)(d)	1,417,457	19,051
Questcor Pharmaceuticals, Inc. (a)	33,000	1,434
		65,016
TOTAL HEALTH CARE		374,099
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	118,700	6,938
The Boeing Co.	129,400	9,239
		16,177
Air Freight & Logistics - 0.8%
FedEx Corp.	22,400	1,963
United Parcel Service, Inc. Class B	210,700	15,552
		17,515
Airlines - 0.5%
Southwest Airlines Co.	431,100	3,854
United Continental Holdings, Inc. (a)	335,400	6,188
		10,042
Construction & Engineering - 0.2%
Fluor Corp.	28,900	1,488
Quanta Services, Inc. (a)	84,959	2,039
		3,527
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,800	3,988
Industrial Conglomerates - 1.0%
3M Co.	67,900	6,288
Danaher Corp.	230,500	12,348
General Electric Co.	147,600	3,057
		21,693
Machinery - 1.2%
Caterpillar, Inc.	148,900	12,706
Cummins, Inc.	33,900	3,292
Deere & Co.	55,400	4,161
ITT Corp.	24,100	480
Rexnord Corp.	50,100	754
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Westport Innovations, Inc. (a)(d)	51,300	$ 1,806
Xylem, Inc.	58,600	1,423
		24,622
Road & Rail - 1.0%
CSX Corp.	313,800	7,048
Union Pacific Corp.	120,500	14,634
		21,682
TOTAL INDUSTRIALS		119,246
INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 2.9%
F5 Networks, Inc. (a)	27,500	2,681
Infinera Corp. (a)(d)	1,307,681	7,428
Juniper Networks, Inc. (a)	77,600	1,353
Palo Alto Networks, Inc.	2,500	161
QUALCOMM, Inc.	561,665	34,520
Riverbed Technology, Inc. (a)	724,700	14,487
		60,630
Computers & Peripherals - 11.0%
Apple, Inc.	313,758	208,717
Fusion-io, Inc. (a)(d)	576,303	16,148
NetApp, Inc. (a)	34,100	1,177
SanDisk Corp. (a)	46,700	1,925
Silicon Graphics International Corp. (a)(d)	141,900	1,212
		229,179
Electronic Equipment & Components - 0.2%
Corning, Inc.	71,900	862
Universal Display Corp. (a)	73,700	2,975
		3,837
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	59,200	2,221
Baidu.com, Inc. sponsored ADR (a)	84,800	9,450
Cornerstone OnDemand, Inc. (a)	137,900	3,697
eBay, Inc. (a)	233,700	11,094
Facebook, Inc.:
Class A (d)	138,100	2,497
Class B (a)(f)	78,341	1,275
Google, Inc. Class A (a)	112,165	76,843
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd. GDR (e)	2,800	$ 92
Rackspace Hosting, Inc. (a)	164,402	9,861
		117,030
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	136,716	8,788
IBM Corp.	115,800	22,564
MasterCard, Inc. Class A	32,500	13,744
VeriFone Systems, Inc. (a)	109,900	3,818
Visa, Inc. Class A	175,900	22,559
		71,473
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	127,900	476
Analog Devices, Inc.	24,000	954
Applied Materials, Inc.	182,800	2,137
Applied Micro Circuits Corp. (a)	1,078,100	5,509
Broadcom Corp. Class A	159,700	5,674
Cree, Inc. (a)(d)	779,100	21,971
Cypress Semiconductor Corp.	1,476,466	17,142
Intel Corp.	486,700	12,085
Mellanox Technologies Ltd. (a)	128,100	14,653
NVIDIA Corp. (a)	2,553,830	35,830
Rambus, Inc. (a)	1,400,200	5,993
Silicon Laboratories, Inc. (a)	759,300	29,036
Skyworks Solutions, Inc. (a)	81,400	2,479
Xilinx, Inc.	57,600	1,953
		155,892
Software - 8.7%
Citrix Systems, Inc. (a)	54,200	4,211
Infoblox, Inc.	7,200	157
Microsoft Corp.	965,600	29,760
NetSuite, Inc. (a)	146,600	8,339
Oracle Corp.	331,300	10,486
Proofpoint, Inc.	5,800	75
QLIK Technologies, Inc. (a)	329,574	6,970
Red Hat, Inc. (a)	686,430	38,468
salesforce.com, Inc. (a)	491,000	71,283
ServiceNow, Inc.	4,700	146
SolarWinds, Inc. (a)	79,100	4,341
Solera Holdings, Inc.	52,300	2,151
Splunk, Inc.	34,600	1,190
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
TiVo, Inc. (a)	262,000	$ 2,382
VMware, Inc. Class A (a)	33,200	2,956
		182,915
TOTAL INFORMATION TECHNOLOGY		820,956
MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	10,300	2,132
E.I. du Pont de Nemours & Co.	119,400	5,940
Monsanto Co.	324,400	28,258
		36,330
Metals & Mining - 0.2%
Mongolian Mining Corp. (a)	1,124,000	520
Nucor Corp.	76,800	2,892
		3,412
TOTAL MATERIALS		39,742
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	179,600	7,712
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	2,338,100	11,340
TOTAL TELECOMMUNICATION SERVICES		19,052
TOTAL COMMON STOCKS (Cost $1,578,934)		2,074,017
Money Market Funds - 5.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	15,660,920	$ 15,661
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	101,449,658	101,450
TOTAL MONEY MARKET FUNDS (Cost $117,111)		117,111
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,696,045)		2,191,128
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(101,323)
NET ASSETS - 100%		$ 2,089,805
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,107,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Transition Therapeutics, Inc.	11/21/11	$ 468
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	1,311
Total	$ 1,336
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 362,033	$ 355,407	$ 6,626	$ -
Consumer Staples	181,184	181,184	-	-
Energy	89,499	89,499	-	-
Financials	68,206	68,206	-	-
Health Care	374,099	374,099	-	-
Industrials	119,246	119,246	-	-
Information Technology	820,956	819,681	1,275	-
Materials	39,742	39,742	-	-
Telecommunication Services	19,052	19,052	-	-
Money Market Funds	117,111	117,111	-	-
Total Investments in Securities:	$ 2,191,128	$ 2,183,227	$ 7,901	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,698,543,000. Net unrealized appreciation aggregated $492,585,000, of which $627,471,000 related to appreciated investment securities and $134,886,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805741.108

MC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Distributors - 0.7%
LKQ Corp. (a)	341,400	$ 12,884
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	59,100	2,426
Buffalo Wild Wings, Inc. (a)	44,900	3,447
Domino's Pizza, Inc.	94,700	3,356
Panera Bread Co. Class A (a)	68,808	10,658
		19,887
Household Durables - 2.1%
Jarden Corp.	231,800	11,203
Newell Rubbermaid, Inc.	284,500	5,101
NVR, Inc. (a)	10,100	8,365
Ryland Group, Inc.	87,500	2,346
Tupperware Brands Corp.	157,300	8,412
		35,427
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	44,100	3,316
Multiline Retail - 0.6%
Dollar General Corp. (a)	94,600	4,831
Dollar Tree, Inc. (a)	104,400	5,029
		9,860
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	55,000	1,979
Ascena Retail Group, Inc. (a)	367,900	7,284
CarMax, Inc. (a)	122,200	3,738
Dick's Sporting Goods, Inc.	279,700	13,918
Hibbett Sports, Inc. (a)	82,700	4,800
Limited Brands, Inc.	76,300	3,708
O'Reilly Automotive, Inc. (a)	47,200	4,010
PetSmart, Inc.	282,700	20,049
Ross Stores, Inc.	99,400	6,877
Sally Beauty Holdings, Inc. (a)	371,800	10,225
Signet Jewelers Ltd.	206,600	9,475
Tractor Supply Co.	177,400	16,938
Urban Outfitters, Inc. (a)	74,000	2,778
Vitamin Shoppe, Inc. (a)	81,300	4,358
Williams-Sonoma, Inc.	153,500	6,297
		116,434
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc. (a)	222,200	7,206
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	114,034	$ 10,708
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	190,800	11,106
		29,020
TOTAL CONSUMER DISCRETIONARY		226,828
CONSUMER STAPLES - 3.0%
Beverages - 0.7%
Beam, Inc.	111,800	6,525
Dr Pepper Snapple Group, Inc.	76,000	3,406
Monster Beverage Corp. (a)	15,600	919
		10,850
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	118,895	6,834
Whole Foods Market, Inc.	55,100	5,331
		12,165
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	168,500	4,096
The J.M. Smucker Co.	37,700	3,203
TreeHouse Foods, Inc. (a)	90,000	4,676
		11,975
Household Products - 0.9%
Church & Dwight Co., Inc.	285,700	15,639
TOTAL CONSUMER STAPLES		50,629
ENERGY - 6.2%
Energy Equipment & Services - 3.1%
Dresser-Rand Group, Inc. (a)	184,463	9,338
Ensco PLC Class A	194,000	11,130
Helmerich & Payne, Inc.	137,800	6,289
Patterson-UTI Energy, Inc.	497,460	7,556
Petrofac Ltd.	265,100	6,323
Rowan Companies PLC (a)	346,800	12,200
		52,836
Oil, Gas & Consumable Fuels - 3.1%
Atlas Pipeline Partners, LP	277,900	9,654
Cheniere Energy, Inc. (a)	317,200	4,682
Cimarex Energy Co.	192,480	11,012
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	232,900	$ 9,384
Pioneer Natural Resources Co.	55,700	5,423
SM Energy Co.	193,576	9,143
WPX Energy, Inc.	309,700	4,831
		54,129
TOTAL ENERGY		106,965
FINANCIALS - 21.4%
Capital Markets - 1.5%
Invesco Ltd.	102,900	2,437
Jefferies Group, Inc.	60,000	881
KKR & Co. LP	375,300	5,348
Monex Group, Inc.	52,500	9,238
TD Ameritrade Holding Corp.	430,600	7,368
		25,272
Commercial Banks - 3.0%
Bank of the Ozarks, Inc.	202,900	6,513
CIT Group, Inc. (a)	407,500	15,387
City National Corp.	157,000	8,062
Erste Bank AG (a)	120,000	2,424
Huntington Bancshares, Inc.	2,380,400	15,711
Synovus Financial Corp. (d)	1,934,700	4,024
		52,121
Consumer Finance - 2.5%
ACOM Co. Ltd. (a)(d)	200,450	4,654
Capital One Financial Corp.	398,100	22,505
SLM Corp.	963,000	15,167
		42,326
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	1,130,800	15,628
Insurance - 1.9%
Brasil Insurance Participacoes e Administracao SA	260,200	2,500
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,900	9,752
Validus Holdings Ltd.	585,700	19,627
		31,879
Real Estate Investment Trusts - 9.3%
Acadia Realty Trust (SBI)	382,100	9,514
Camden Property Trust (SBI)	257,900	17,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	872,100	$ 18,637
Chesapeake Lodging Trust	232,500	4,331
Douglas Emmett, Inc.	257,000	6,165
Equity One, Inc.	569,400	12,071
Essex Property Trust, Inc.	117,000	17,782
Highwoods Properties, Inc. (SBI)	353,000	11,511
Home Properties, Inc.	95,084	6,071
National Retail Properties, Inc.	365,000	11,337
Prologis, Inc.	97,700	3,338
Rayonier, Inc.	206,050	10,094
SL Green Realty Corp.	235,400	18,973
Terreno Realty Corp.	189,805	2,858
Ventas, Inc.	153,842	10,075
		160,663
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	108,300	9,129
CBRE Group, Inc. (a)	350,200	6,062
		15,191
Thrifts & Mortgage Finance - 1.4%
EverBank Financial Corp.	200,000	2,374
Ocwen Financial Corp. (a)	854,300	21,981
		24,355
TOTAL FINANCIALS		367,435
HEALTH CARE - 9.2%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	69,970	7,501
Amarin Corp. PLC ADR (a)	300,000	4,107
Biogen Idec, Inc. (a)	37,000	5,424
Onyx Pharmaceuticals, Inc. (a)	41,000	2,949
Regeneron Pharmaceuticals, Inc. (a)	55,000	8,143
Seattle Genetics, Inc. (a)	235,000	6,237
Vertex Pharmaceuticals, Inc. (a)	283,200	15,103
		49,464
Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories, Inc. (a)	127,000	12,073
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	94,000	$ 4,995
The Cooper Companies, Inc.	157,500	13,206
		30,274
Health Care Providers & Services - 2.9%
Aetna, Inc.	160,000	6,146
Catamaran Corp. (a)	116,151	10,082
HMS Holdings Corp. (a)	285,600	9,842
Humana, Inc.	99,900	7,001
MEDNAX, Inc. (a)	144,200	9,990
Wellcare Health Plans, Inc. (a)	136,200	7,721
		50,782
Pharmaceuticals - 1.6%
Allergan, Inc.	70,000	6,029
Elan Corp. PLC sponsored ADR (a)	370,000	4,203
Perrigo Co.	45,000	4,949
ViroPharma, Inc. (a)	209,970	5,585
Watson Pharmaceuticals, Inc. (a)	93,000	7,566
		28,332
TOTAL HEALTH CARE		158,852
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a)	402,400	16,201
Esterline Technologies Corp. (a)	194,124	11,609
Precision Castparts Corp.	65,700	10,583
TransDigm Group, Inc. (a)	85,100	11,797
		50,190
Building Products - 1.4%
Armstrong World Industries, Inc.	232,700	10,232
Owens Corning (a)	419,900	14,008
		24,240
Commercial Services & Supplies - 1.2%
Covanta Holding Corp.	306,300	5,238
Interface, Inc.	182,200	2,502
Republic Services, Inc.	430,600	11,906
		19,646
Electrical Equipment - 3.7%
AMETEK, Inc.	793,850	27,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	262,500	$ 21,215
Roper Industries, Inc.	146,300	15,038
		63,493
Machinery - 2.0%
Cummins, Inc.	118,000	11,459
Ingersoll-Rand PLC	281,400	13,158
WABCO Holdings, Inc. (a)	166,878	9,799
		34,416
Professional Services - 0.9%
Advisory Board Co. (a)	116,478	5,163
IHS, Inc. Class A (a)	90,600	10,332
		15,495
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	372,700	19,544
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	69,500	14,314
Watsco, Inc.	267,800	20,208
		34,522
TOTAL INDUSTRIALS		261,546
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	1,113,300	6,457
Polycom, Inc. (a)	1,098,700	11,448
Riverbed Technology, Inc. (a)	737,400	14,741
		32,646
Computers & Peripherals - 0.9%
NetApp, Inc. (a)	192,500	6,645
SanDisk Corp. (a)	217,600	8,969
		15,614
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	364,500	13,213
Fabrinet (a)	552,492	6,619
Flextronics International Ltd. (a)	1,368,700	9,211
Itron, Inc. (a)	126,000	5,463
		34,506
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	267,000	$ 4,587
Rackspace Hosting, Inc. (a)	213,100	12,782
Velti PLC (a)(d)	904,500	6,268
		23,637
IT Services - 2.9%
Alliance Data Systems Corp. (a)	96,700	13,311
Amdocs Ltd.	267,700	8,631
Cognizant Technology Solutions Corp. Class A (a)	172,900	11,114
NeuStar, Inc. Class A (a)	182,500	6,857
VeriFone Systems, Inc. (a)	291,000	10,109
		50,022
Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	170,900	6,250
Broadcom Corp. Class A	245,200	8,712
NVIDIA Corp. (a)	318,400	4,467
NXP Semiconductors NV (a)	236,500	5,515
ON Semiconductor Corp. (a)	674,100	4,200
RF Micro Devices, Inc. (a)	1,250,000	4,688
Skyworks Solutions, Inc. (a)	494,600	15,066
		48,898
Software - 4.0%
ANSYS, Inc. (a)	183,500	12,790
BroadSoft, Inc. (a)(d)	200,300	7,253
Check Point Software Technologies Ltd. (a)	151,900	7,001
Citrix Systems, Inc. (a)	67,900	5,275
Informatica Corp. (a)	243,900	7,951
Parametric Technology Corp. (a)	574,700	12,212
salesforce.com, Inc. (a)	35,400	5,139
Solera Holdings, Inc.	266,800	10,973
		68,594
TOTAL INFORMATION TECHNOLOGY		273,917
MATERIALS - 6.5%
Chemicals - 4.1%
Airgas, Inc.	138,900	11,538
Albemarle Corp.	224,200	12,270
Ashland, Inc.	124,000	9,130
Eastman Chemical Co.	117,000	6,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	138,400	$ 7,518
Sherwin-Williams Co.	49,200	7,040
Valspar Corp.	203,600	10,860
W.R. Grace & Co. (a)	91,400	5,279
		70,100
Containers & Packaging - 1.6%
Aptargroup, Inc.	227,800	11,538
Ball Corp.	158,833	6,698
Rock-Tenn Co. Class A	138,800	9,268
		27,504
Metals & Mining - 0.8%
Carpenter Technology Corp.	156,800	7,410
Reliance Steel & Aluminum Co.	125,000	6,429
		13,839
TOTAL MATERIALS		111,443
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	311,600	3,032
NII Holdings, Inc. (a)	200,000	1,248
SBA Communications Corp. Class A (a)	78,100	4,669
		8,949
UTILITIES - 4.5%
Electric Utilities - 3.1%
Cleco Corp.	112,754	4,615
Great Plains Energy, Inc.	496,900	10,594
OGE Energy Corp.	262,700	14,199
PNM Resources, Inc.	677,174	13,929
UIL Holdings Corp.	279,200	9,822
		53,159
Gas Utilities - 0.5%
National Fuel Gas Co.	159,551	7,962
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	200,500	6,857
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.5%
American Water Works Co., Inc.	255,800	$ 9,431
TOTAL UTILITIES		77,409
TOTAL COMMON STOCKS (Cost $1,559,748)		1,643,973
Investment Companies - 0.3%

Ashmore Global Opportunities Ltd.:
(United Kingdom) (a)	362,211	2,877
(United States) (a)	536,788	2,762
TOTAL INVESTMENT COMPANIES (Cost $10,723)		5,639
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 10/11/12 to 11/23/12 (e) (Cost $950)	$ 950	950
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	72,131,295	72,131
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,774,625	25,775
TOTAL MONEY MARKET FUNDS (Cost $97,906)		97,906
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,669,327)		1,748,468
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(28,738)
NET ASSETS - 100%		$ 1,719,730
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 9,708	$ 288

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $950,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	440
Total	$ 518
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,828	$ 226,828	$ -	$ -
Consumer Staples	50,629	50,629	-	-
Energy	106,965	106,965	-	-
Financials	367,435	353,543	13,892	-
Health Care	158,852	158,852	-	-
Industrials	261,546	261,546	-	-
Information Technology	273,917	273,917	-	-
Materials	111,443	111,443	-	-
Telecommunication Services	8,949	8,949	-	-
Utilities	77,409	77,409	-	-
Investment Companies	5,639	5,639	-	-
U.S. Government and Government Agency Obligations	950	-	950	-
Money Market Funds	97,906	97,906	-	-
Total Investments in Securities:	$ 1,748,468	$ 1,733,626	$ 14,842	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 288	$ 288	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,674,120,000. Net unrealized appreciation aggregated $74,348,000, of which $187,029,000 related to appreciated investment securities and $112,681,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Mid Cap Fund

(A Class of Fidelity Advisor®
Stock Selector Mid Cap Fund)

August 31, 2012

1.940904.100

SKD-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Distributors - 0.7%
LKQ Corp. (a)	341,400	$ 12,884
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	59,100	2,426
Buffalo Wild Wings, Inc. (a)	44,900	3,447
Domino's Pizza, Inc.	94,700	3,356
Panera Bread Co. Class A (a)	68,808	10,658
		19,887
Household Durables - 2.1%
Jarden Corp.	231,800	11,203
Newell Rubbermaid, Inc.	284,500	5,101
NVR, Inc. (a)	10,100	8,365
Ryland Group, Inc.	87,500	2,346
Tupperware Brands Corp.	157,300	8,412
		35,427
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	44,100	3,316
Multiline Retail - 0.6%
Dollar General Corp. (a)	94,600	4,831
Dollar Tree, Inc. (a)	104,400	5,029
		9,860
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	55,000	1,979
Ascena Retail Group, Inc. (a)	367,900	7,284
CarMax, Inc. (a)	122,200	3,738
Dick's Sporting Goods, Inc.	279,700	13,918
Hibbett Sports, Inc. (a)	82,700	4,800
Limited Brands, Inc.	76,300	3,708
O'Reilly Automotive, Inc. (a)	47,200	4,010
PetSmart, Inc.	282,700	20,049
Ross Stores, Inc.	99,400	6,877
Sally Beauty Holdings, Inc. (a)	371,800	10,225
Signet Jewelers Ltd.	206,600	9,475
Tractor Supply Co.	177,400	16,938
Urban Outfitters, Inc. (a)	74,000	2,778
Vitamin Shoppe, Inc. (a)	81,300	4,358
Williams-Sonoma, Inc.	153,500	6,297
		116,434
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc. (a)	222,200	7,206
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	114,034	$ 10,708
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	190,800	11,106
		29,020
TOTAL CONSUMER DISCRETIONARY		226,828
CONSUMER STAPLES - 3.0%
Beverages - 0.7%
Beam, Inc.	111,800	6,525
Dr Pepper Snapple Group, Inc.	76,000	3,406
Monster Beverage Corp. (a)	15,600	919
		10,850
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	118,895	6,834
Whole Foods Market, Inc.	55,100	5,331
		12,165
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	168,500	4,096
The J.M. Smucker Co.	37,700	3,203
TreeHouse Foods, Inc. (a)	90,000	4,676
		11,975
Household Products - 0.9%
Church & Dwight Co., Inc.	285,700	15,639
TOTAL CONSUMER STAPLES		50,629
ENERGY - 6.2%
Energy Equipment & Services - 3.1%
Dresser-Rand Group, Inc. (a)	184,463	9,338
Ensco PLC Class A	194,000	11,130
Helmerich & Payne, Inc.	137,800	6,289
Patterson-UTI Energy, Inc.	497,460	7,556
Petrofac Ltd.	265,100	6,323
Rowan Companies PLC (a)	346,800	12,200
		52,836
Oil, Gas & Consumable Fuels - 3.1%
Atlas Pipeline Partners, LP	277,900	9,654
Cheniere Energy, Inc. (a)	317,200	4,682
Cimarex Energy Co.	192,480	11,012
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	232,900	$ 9,384
Pioneer Natural Resources Co.	55,700	5,423
SM Energy Co.	193,576	9,143
WPX Energy, Inc.	309,700	4,831
		54,129
TOTAL ENERGY		106,965
FINANCIALS - 21.4%
Capital Markets - 1.5%
Invesco Ltd.	102,900	2,437
Jefferies Group, Inc.	60,000	881
KKR & Co. LP	375,300	5,348
Monex Group, Inc.	52,500	9,238
TD Ameritrade Holding Corp.	430,600	7,368
		25,272
Commercial Banks - 3.0%
Bank of the Ozarks, Inc.	202,900	6,513
CIT Group, Inc. (a)	407,500	15,387
City National Corp.	157,000	8,062
Erste Bank AG (a)	120,000	2,424
Huntington Bancshares, Inc.	2,380,400	15,711
Synovus Financial Corp. (d)	1,934,700	4,024
		52,121
Consumer Finance - 2.5%
ACOM Co. Ltd. (a)(d)	200,450	4,654
Capital One Financial Corp.	398,100	22,505
SLM Corp.	963,000	15,167
		42,326
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	1,130,800	15,628
Insurance - 1.9%
Brasil Insurance Participacoes e Administracao SA	260,200	2,500
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,900	9,752
Validus Holdings Ltd.	585,700	19,627
		31,879
Real Estate Investment Trusts - 9.3%
Acadia Realty Trust (SBI)	382,100	9,514
Camden Property Trust (SBI)	257,900	17,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	872,100	$ 18,637
Chesapeake Lodging Trust	232,500	4,331
Douglas Emmett, Inc.	257,000	6,165
Equity One, Inc.	569,400	12,071
Essex Property Trust, Inc.	117,000	17,782
Highwoods Properties, Inc. (SBI)	353,000	11,511
Home Properties, Inc.	95,084	6,071
National Retail Properties, Inc.	365,000	11,337
Prologis, Inc.	97,700	3,338
Rayonier, Inc.	206,050	10,094
SL Green Realty Corp.	235,400	18,973
Terreno Realty Corp.	189,805	2,858
Ventas, Inc.	153,842	10,075
		160,663
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	108,300	9,129
CBRE Group, Inc. (a)	350,200	6,062
		15,191
Thrifts & Mortgage Finance - 1.4%
EverBank Financial Corp.	200,000	2,374
Ocwen Financial Corp. (a)	854,300	21,981
		24,355
TOTAL FINANCIALS		367,435
HEALTH CARE - 9.2%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	69,970	7,501
Amarin Corp. PLC ADR (a)	300,000	4,107
Biogen Idec, Inc. (a)	37,000	5,424
Onyx Pharmaceuticals, Inc. (a)	41,000	2,949
Regeneron Pharmaceuticals, Inc. (a)	55,000	8,143
Seattle Genetics, Inc. (a)	235,000	6,237
Vertex Pharmaceuticals, Inc. (a)	283,200	15,103
		49,464
Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories, Inc. (a)	127,000	12,073
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	94,000	$ 4,995
The Cooper Companies, Inc.	157,500	13,206
		30,274
Health Care Providers & Services - 2.9%
Aetna, Inc.	160,000	6,146
Catamaran Corp. (a)	116,151	10,082
HMS Holdings Corp. (a)	285,600	9,842
Humana, Inc.	99,900	7,001
MEDNAX, Inc. (a)	144,200	9,990
Wellcare Health Plans, Inc. (a)	136,200	7,721
		50,782
Pharmaceuticals - 1.6%
Allergan, Inc.	70,000	6,029
Elan Corp. PLC sponsored ADR (a)	370,000	4,203
Perrigo Co.	45,000	4,949
ViroPharma, Inc. (a)	209,970	5,585
Watson Pharmaceuticals, Inc. (a)	93,000	7,566
		28,332
TOTAL HEALTH CARE		158,852
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a)	402,400	16,201
Esterline Technologies Corp. (a)	194,124	11,609
Precision Castparts Corp.	65,700	10,583
TransDigm Group, Inc. (a)	85,100	11,797
		50,190
Building Products - 1.4%
Armstrong World Industries, Inc.	232,700	10,232
Owens Corning (a)	419,900	14,008
		24,240
Commercial Services & Supplies - 1.2%
Covanta Holding Corp.	306,300	5,238
Interface, Inc.	182,200	2,502
Republic Services, Inc.	430,600	11,906
		19,646
Electrical Equipment - 3.7%
AMETEK, Inc.	793,850	27,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	262,500	$ 21,215
Roper Industries, Inc.	146,300	15,038
		63,493
Machinery - 2.0%
Cummins, Inc.	118,000	11,459
Ingersoll-Rand PLC	281,400	13,158
WABCO Holdings, Inc. (a)	166,878	9,799
		34,416
Professional Services - 0.9%
Advisory Board Co. (a)	116,478	5,163
IHS, Inc. Class A (a)	90,600	10,332
		15,495
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	372,700	19,544
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	69,500	14,314
Watsco, Inc.	267,800	20,208
		34,522
TOTAL INDUSTRIALS		261,546
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	1,113,300	6,457
Polycom, Inc. (a)	1,098,700	11,448
Riverbed Technology, Inc. (a)	737,400	14,741
		32,646
Computers & Peripherals - 0.9%
NetApp, Inc. (a)	192,500	6,645
SanDisk Corp. (a)	217,600	8,969
		15,614
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	364,500	13,213
Fabrinet (a)	552,492	6,619
Flextronics International Ltd. (a)	1,368,700	9,211
Itron, Inc. (a)	126,000	5,463
		34,506
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	267,000	$ 4,587
Rackspace Hosting, Inc. (a)	213,100	12,782
Velti PLC (a)(d)	904,500	6,268
		23,637
IT Services - 2.9%
Alliance Data Systems Corp. (a)	96,700	13,311
Amdocs Ltd.	267,700	8,631
Cognizant Technology Solutions Corp. Class A (a)	172,900	11,114
NeuStar, Inc. Class A (a)	182,500	6,857
VeriFone Systems, Inc. (a)	291,000	10,109
		50,022
Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	170,900	6,250
Broadcom Corp. Class A	245,200	8,712
NVIDIA Corp. (a)	318,400	4,467
NXP Semiconductors NV (a)	236,500	5,515
ON Semiconductor Corp. (a)	674,100	4,200
RF Micro Devices, Inc. (a)	1,250,000	4,688
Skyworks Solutions, Inc. (a)	494,600	15,066
		48,898
Software - 4.0%
ANSYS, Inc. (a)	183,500	12,790
BroadSoft, Inc. (a)(d)	200,300	7,253
Check Point Software Technologies Ltd. (a)	151,900	7,001
Citrix Systems, Inc. (a)	67,900	5,275
Informatica Corp. (a)	243,900	7,951
Parametric Technology Corp. (a)	574,700	12,212
salesforce.com, Inc. (a)	35,400	5,139
Solera Holdings, Inc.	266,800	10,973
		68,594
TOTAL INFORMATION TECHNOLOGY		273,917
MATERIALS - 6.5%
Chemicals - 4.1%
Airgas, Inc.	138,900	11,538
Albemarle Corp.	224,200	12,270
Ashland, Inc.	124,000	9,130
Eastman Chemical Co.	117,000	6,465
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	138,400	$ 7,518
Sherwin-Williams Co.	49,200	7,040
Valspar Corp.	203,600	10,860
W.R. Grace & Co. (a)	91,400	5,279
		70,100
Containers & Packaging - 1.6%
Aptargroup, Inc.	227,800	11,538
Ball Corp.	158,833	6,698
Rock-Tenn Co. Class A	138,800	9,268
		27,504
Metals & Mining - 0.8%
Carpenter Technology Corp.	156,800	7,410
Reliance Steel & Aluminum Co.	125,000	6,429
		13,839
TOTAL MATERIALS		111,443
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	311,600	3,032
NII Holdings, Inc. (a)	200,000	1,248
SBA Communications Corp. Class A (a)	78,100	4,669
		8,949
UTILITIES - 4.5%
Electric Utilities - 3.1%
Cleco Corp.	112,754	4,615
Great Plains Energy, Inc.	496,900	10,594
OGE Energy Corp.	262,700	14,199
PNM Resources, Inc.	677,174	13,929
UIL Holdings Corp.	279,200	9,822
		53,159
Gas Utilities - 0.5%
National Fuel Gas Co.	159,551	7,962
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	200,500	6,857
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.5%
American Water Works Co., Inc.	255,800	$ 9,431
TOTAL UTILITIES		77,409
TOTAL COMMON STOCKS (Cost $1,559,748)		1,643,973
Investment Companies - 0.3%

Ashmore Global Opportunities Ltd.:
(United Kingdom) (a)	362,211	2,877
(United States) (a)	536,788	2,762
TOTAL INVESTMENT COMPANIES (Cost $10,723)		5,639
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 10/11/12 to 11/23/12 (e) (Cost $950)	$ 950	950
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	72,131,295	72,131
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,774,625	25,775
TOTAL MONEY MARKET FUNDS (Cost $97,906)		97,906
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,669,327)		1,748,468
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(28,738)
NET ASSETS - 100%		$ 1,719,730
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 9,708	$ 288

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $950,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	440
Total	$ 518
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,828	$ 226,828	$ -	$ -
Consumer Staples	50,629	50,629	-	-
Energy	106,965	106,965	-	-
Financials	367,435	353,543	13,892	-
Health Care	158,852	158,852	-	-
Industrials	261,546	261,546	-	-
Information Technology	273,917	273,917	-	-
Materials	111,443	111,443	-	-
Telecommunication Services	8,949	8,949	-	-
Utilities	77,409	77,409	-	-
Investment Companies	5,639	5,639	-	-
U.S. Government and Government Agency Obligations	950	-	950	-
Money Market Funds	97,906	97,906	-	-
Total Investments in Securities:	$ 1,748,468	$ 1,733,626	$ 14,842	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 288	$ 288	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,674,120,000. Net unrealized appreciation aggregated $74,348,000, of which $187,029,000 related to appreciated investment securities and $112,681,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012